As filed with the Securities and Exchange Commission on September 22, 2016
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	572	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	574	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (414) 287-3338

Adam W. Smith, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
(414) 273-3500

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[X]	on September 28, 2016 pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485 (a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485 (a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 572 to the Registration Statement of Trust for Professional Managers is being filed to add the audited financial statements and certain related financial information for the fiscal year ended May 31, 2016 for the M.D. Sass Short Term U.S. Government Agency Income Fund and the M.D. Sass Equity Income Plus Fund, and to make other permissible changes under Rule 485(b).

M.D. Sass Equity Income Plus Fund
Institutional Class (Trading Symbol: MDEIX)
Investor Class (Trading Symbol: MDEPX)

M.D. Sass Short Term U.S. Government Agency Income Fund
Institutional Class Shares (Trading Symbol: MDSIX)
Retail Class Shares (Trading Symbol: MDSHX) (not currently offered)

Prospectus

September 28, 201 6

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

M.D. Sass Equity Income Plus Fund
M.D. Sass Short Term U.S. Government Agency Income Fund
Each a series of Trust for Professional Managers (the “Trust”)

This Prospectus applies to Institutional Class and Investor Class shares of the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”), and Institutional Class and Retail Class shares of the M.D. Sass Short Term U.S. Government Agency Income Fund (“Short Term U.S. Government Agency Income Fund”), (each, a “Fund,” and collectively, the “Funds”).  The Retail Class shares of the Short Term U.S. Government Agency Income Fund are not currently offered for purchase.

Table of Contents - Prospectus

Summary Section

M.D. Sass Equity Income Plus Fund

Investment Objective
The Equity Income Plus Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Equity Income Plus Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class	Investor Class
	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	None	0.25%
Shareholder Servicing Fees	None	0.10%
Other Expenses	0.28%	0.28%
Total Annual Fund Operating Expenses	1.03%	1.38%
Fee Waiver and/or Expense Reimbursement	-0.28%	-0.28%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.75%	1.10%

(1)	Pursuant to an operating expense limitation agreement between M.D. Sass, LLC, the Equity Income Plus Fund’s investment adviser (“M.D. Sass”), and the Fund, M.D. Sass has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, brokerage commissions, and extraordinary expenses) do not exceed 0.75% and 1.10% of the Equity Income Plus Fund’s average daily net assets for the Institutional Class and Investor Class shares, respectively, through at least September 28, 201 7 . The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). M.D. Sass is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Equity Income Plus Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement arrangement discussed in the table above is reflected only through September 28, 201 7 .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$77	$300	$541	$1,234
Investor Class	$112	$409	$729	$1,633

Table of Contents - Prospectus
1

Portfolio Turnover
The Fund pays transaction costs, such as commissions and/or bid/ask spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Equity Income Plus Fund’s portfolio turnover rate was 63.55 % of the average value of its portfolio.

Principal Investment Strategies
The Equity Income Plus Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of dividend paying, common stocks which M.D. Sass believes are undervalued.  M.D. Sass will also seek to enhance equity returns by writing (selling) covered call options with exercise prices that are generally above the current market prices of the underlying stocks.  Additionally, for hedging purposes, to protect the Fund from significant market declines that may occur before the expiration of the call options, the Fund will periodically buy put options on equity security indices.  The value of an index put option generally increases as the prices of the stocks constituting the index decrease, and generally decreases as those stocks increase in price.  From time to time, the Fund may reduce or eliminate its holdings of put options, resulting in an increased exposure to a market decline.

The combination of the diversified portfolio of dividend paying common stocks, the steady additional cash flow from the sale of covered call options and the downside protection from index put options are intended to provide the Equity Income Plus Fund with positive absolute returns over time with less downside risk than a diversified portfolio of equity investments.

Under normal market conditions, the Equity Income Plus Fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in equity securities with a minimum market capitalization needed to be included in the Russell 1000® Large Cap Value Index.  As of June 30, 2016, the minimum market capitalization for inclusion in the Russell 1000® Large Cap Value Index was $1.8 billion.  However, the Fund will typically invest in the securities of large capitalization (“large-cap”) companies (market capitalization in excess of $10 billion), and medium capitalization (“mid-cap”) companies (market capitalization between $2 billion and $10 billion).  The Fund’s investments in equity securities will consist primarily of common stock, but may also include convertible securities and securities of other investment companies and exchange-traded funds (“ETFs”) that invest in equity securities.  The Fund may also purchase securities of companies that are offered in an initial public offering (“IPO”).  The Fund may also invest in equity securities of large-cap and mid-cap foreign companies.  The Fund’s investments in equity securities of foreign companies may include depositary receipts, such as American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).

To construct the Equity Income Plus Fund’s investment portfolio, M.D. Sass selects investments by identifying dividend-paying companies that M.D. Sass believes are undervalued, and whose fair value, as determined by M.D. Sass, exceeds its current market price.  The Fund’s portfolio will typically consist of common stocks of 25 to 50 companies.

M.D. Sass may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive total return potential.  Additionally, M.D. Sass will generally reduce the Fund’s position in a security if the market value of the security exceeds 5% of the Fund’s assets.

Principal Risks
Before investing in the Equity Income Plus Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

Table of Contents - Prospectus
2

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•	Management Risk. M.D. Sass’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect and the investment strategies employed by M.D. Sass in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
•	Focused Portfolio Risk. The Fund invests in a limited number of companies. Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies.
•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.
•	Large-Cap Companies Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.
•	Mid-Cap Companies Risk. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities.
•	Options Risk. Options may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option may not correlate perfectly to the underlying securities index or overall securities markets.
•	Covered Call Option Risk. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited. There is no assurance that a closing transaction on a call option can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.
•	Index Put Option Purchase Risk. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. If an index put option purchased by the Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund.
•	Convertible Securities Risk. The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.
•	Investment Company and Exchange-Traded Fund Risk. When the Fund invests in other investment companies, including ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.
•	Initial Public Offering Risk. The Fund may purchase securities of companies that are offered in an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Table of Contents - Prospectus
3

•	Tax Risk. Call option premiums received by the Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and will be taxed as short-term or long-term capital gain or loss. The Fund’s transactions in options are subject to special tax rules, the effect of which may have adverse tax consequences for the Fund, and which may result in adverse tax consequences for the Fund’s shareholders. An investor in the Fund should consult his or her tax adviser to determine the suitability of the Fund as an investment and the tax treatment of Fund distributions.
•	Foreign Securities Risk. Non-U.S. securities, including ADRs and GDRs, are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies. Issuers of foreign securities may not be required to provide operational or financial information that is as timely or reliable as those required for issuers of U.S. securities. Income or dividends earned on foreign securities may be subject to foreign withholding taxes. The Fund may invest in emerging markets, which can involve higher degrees of risk as compared with developed economies.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The table and bar chart below demonstrate the risks of investing in the Equity Income Plus Fund by showing changes in the Fund’s performance over time and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.mdsassfunds.com or by calling the Fund toll-free at 1-855-MDS-FUND (1-855-637-3863).

Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Institutional Class shares. The performance of the Investor Class shares will differ due to differences in expenses.

Table of Contents - Prospectus
4

The Equity Income Plus Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 0.93%.  During the period shown in the bar chart, the highest performance for a quarter was 5.88% (for the quarter ended June 30, 2014).  The lowest performance was -6.78% (for the quarter ended September 30, 2015).

Average Annual Total Returns (for the Periods Ended December 31, 201 5 )	One Year	Since Inception (June 28, 2013)

Institutional Class Shares
Return Before Taxes	-2.70%	5.47%
Return After Taxes on Distributions	-4.71%	4.14%
Return After Taxes on Distributions and Sale of Fund Shares	-1.02%	3.93%
Investor Class Shares
Return Before Taxes	-3.04%	5.18%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	5.24%	7.56%

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).  The after-tax returns for Investor Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Management
Investment Adviser
M.D. Sass, LLC is the Equity Income Plus Fund’s investment adviser.

Portfolio Managers
The individuals below have served as the Equity Income Plus Fund’s portfolio managers as follows:

Name	Served with the Fund Since	Primary Title
Ari Sass	June 2013	Senior Portfolio Manager and Executive Vice President
Martin D. Sass	June 2013	Chairman and Chief Executive Officer

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 11.

Table of Contents - Prospectus
5

M.D. Sass Short Term U.S. Government Agency Income Fund

Investment Objective
The Short Term U.S. Government Agency Income Fund seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term U.S. Government Agency Income Fund.

Shareholder Fees (fees paid directly from your investment)	Institutional Class Shares	Retail Class Shares
	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.27%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.59%	0.84%
Fee Waiver/Expense Reimbursement	-0.02%	-0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1) (2)	0.57%	0.82%

(1)	Please note that Total Annual Fund Operating Expenses in the table above do not correlate to the ratio of Expenses to Average Net Assets found within the “Financial Highlights” section of this prospectus, which does not include Acquired Fund Fees and Expenses.
(2)	Pursuant to an operating expense limitation agreement between M.D. Sass Investors Services, Inc., the Short Term U.S. Government Agency Income Fund’s investment adviser (“MDSIS”), and the Fund, MDSIS has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation) do not exceed 0.55% and 0.80% of the Short Term U.S. Government Agency Income Fund’s average daily net assets for the Institutional Class and Retail Class shares, respectively, through at least September 28, 2017 . The operating expense limitation agreement can be terminated only by, or with the consent of, the Trust’s Board of Trustees (the “Board of Trustees”). MDSIS is permitted to be reimbursed for management fee reductions and/or expense payments made in the prior three fiscal years, subject to the limitations on Fund expenses described herein.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Short Term U.S. Government Agency Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The fee waiver/reimbursement arrangement discussed in the table above is reflected only through September 28, 2017 .  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Share Class	One Year	Three Years	Five Years	Ten Years
Institutional Class	$58	$187	$327	$736
Retail Class	$84	$266	$464	$1,035

Table of Contents - Prospectus
6

Portfolio Turnover
The Fund pays transaction costs, such as commissions and/or bid/ask spreads, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Short Term U.S. Government Agency Income Fund’s portfolio turnover rate was 182.08 % of the average value of its portfolio.

Principal Investment Strategies
To achieve its investment objective, the Short Term U.S. Government Agency Income Fund invests at least 95% of its assets in U.S. Government and agency mortgage-backed securities (“MBS”) and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac, as defined below), and collateralized mortgage obligations (“CMOs”), backed by U.S. Government and agency MBS.  Some of the Fund’s investments may be backed by the full faith and credit of the U.S. Government, while others may be supported only by the discretionary authority of the U.S. Government or only by the credit of the issuing agency or instrumentality.

Under normal market conditions, the target dollar-weighted average effective duration for the Short Term U.S. Government Agency Income Fund is expected to range between 1 and 3 years.  Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due.  The duration of the Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates.  The Fund may also invest in U.S. Treasury bills.  The securities held by the Fund may be fixed or variable rate obligations.  The Fund may also purchase securities on a when-issued or delayed-delivery basis.

To construct the Short Term U.S. Government Agency Income Fund’s investment portfolio, the Fund’s investment adviser, MDSIS, utilizes a process based on rigorous quantitative tests.  These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security’s sensitivity to cash flow risk.  The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior.  MDSIS’ process is primarily structured to create value through intensive (i.e. bottom‑up) security selection, portfolio construction and relative value trading.  Top-down macro issues and factors are incorporated into the process when considered by MDSIS to be appropriate.  MDSIS may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields.

Principal Risks
Before investing in the Short Term U.S. Government Agency Income Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	General Market Risk. Certain securities selected for the Fund’s portfolio may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
•	Management Risk. MDSIS’ judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect. The investment strategies employed by MDSIS in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

Table of Contents - Prospectus
7

•	Fixed Income Securities Risks. Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Fund. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.
•	Issuer Risk. Securities issued by U.S. Government agencies and instrumentalities have different levels of U.S. Government credit support. Some are backed by the full faith and credit of the U.S. Government, while others are supported by only the discretionary authority of the U.S. Government or only by the credit of the agency or instrumentality. No assurance can be given that the U.S. Government will provide financial support to U.S. Government-sponsored instrumentalities because they are not obligated to do so by law. Guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Fund, which will vary with changes in interest rates, MDSIS’ success and other market conditions.
•	Mortgage-Backed Securities Risks:
•	Prepayment Risk of Mortgage-Backed Securities. In times of declining interest rates, the Fund’s higher yielding securities will be prepaid and the Fund will have to replace them with securities having a lower yield.
•	Extension Risk of Mortgage-Backed Securities. In times of rising interest rates, mortgage prepayments will slow causing portfolio securities considered short or intermediate term to be long-term securities which fluctuate more widely in response to changes in interest rates than shorter term securities.
•	Liquidity Risk. There is a risk that a particular investment may be difficult to purchase or sell and that the Fund may be unable to sell illiquid securities at an advantageous time or price, or purchase securities in an amount sufficient to achieve its desired level of exposure.
•	When‑Issued Securities Risk. There is a risk that the price or yield obtained in a when-issued transaction may be less favorable than the price or yield available in the market when the securities delivery takes place, or that failure of a party to a transaction to consummate the trade may result in a loss to the Fund or missed opportunity to obtain a price considered advantageous.
•	Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Performance
The bar chart below demonstrates the risks of investing in the Short Term U.S. Government Agency Income Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one year and since inception compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.  Updated performance information is available on the Fund’s website at www.mdsassfunds.com or by calling the Fund toll-free at 1-855-MDS-FUND (1-855-637-3863).

Table of Contents - Prospectus
8

Institutional Class Shares(1)
Calendar Year Returns as of December 31

(1)	The returns shown in the bar chart are for Institutional Class shares. The performance of the Retail Class shares will differ due to differences in expenses.

The Short Term U.S. Government Agency Income Fund’s Institutional Class calendar year-to-date return as of June 30, 2016 was 1.45%.  During the period shown in the bar chart, the highest performance for a quarter was 0.76% (for the quarter ended June 30, 2014).  The lowest performance was -0.70% (for the quarter ended June 30, 2013).

Average Annual Total Returns (for the Periods Ended December 31, 201 5 )	One Year	Since Inception (June 30, 2011)

Institutional Class Shares
Return Before Taxes	-0.03%	0.96%
Return After Taxes on Distributions	-1.07%	0.31%
Return After Taxes on Distributions and Sale of Fund Shares	-0.01%	0.46%
The BofA Merrill Lynch 1-3 Year US Treasury Index (reflects no deduction for fees, expenses or taxes)	0.54%	0.58%
Morningstar Short Government Index(1) (reflects no deduction for fees, expenses or taxes)	0.65%	0.77%
(1)	The Morningstar Short Government Index is an unmanaged index that tracks the performance of U.S. Treasury and U.S. Government Agency bonds with maturities between one and four years.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.  The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRA”).  The after-tax returns for Retail Class shares will vary.

In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Management
Investment Adviser
M.D. Sass Investors Services, Inc. is the Fund’s investment adviser.

Table of Contents - Prospectus
9

Portfolio Managers
The individuals below have served as the Short Term U.S. Government Agency Income Fund’s portfolio managers as follows:

Name	Served with the Fund Since	Primary Title
Hugh R. Lamle	June 2011	President and Director
Dominic Bruno	June 2011	Senior Vice President and Head Fixed Income Portfolio Manager
Nancy Persoons	June 2011	Vice President and Fixed Income Portfolio Manager
Lipkee Lu, CFA	June 2011	Vice President and Fixed Income Portfolio Manager
Steve Clancy, CFA	September 2012	Vice President and Fixed Income Portfolio Manager

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please turn to “Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation” on page 11.

Table of Contents - Prospectus
10

Purchase and Sale of Fund Shares, Taxes and Financial Intermediary Compensation

Purchase and Sale of Fund Shares
You may purchase or redeem shares of the Equity Income Plus Fund and the Short Term U.S. Government Agency Income Fund (together, the “Funds” or “M.D. Sass Funds”) by mail (M.D. Sass Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transaction, or by contacting the Funds by telephone at 1-855-MDS-FUND (1-855-637-3863), on any day the New York Stock Exchange (“NYSE”) is open for trading.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  Minimum initial and subsequent investment amounts are shown below.

Share Purchase Amounts	Institutional Class	Investor Class	Retail Class

Equity Income Plus Fund
Minimum Initial Investment – All Accounts	$1,000,000	$2,500	N/A
Minimum Subsequent Investment – All Accounts	$25,000	$100	N/A

Short Term U.S. Government Agency Income Fund
Minimum Initial Investment – All Accounts	$10,000	N/A	$1,000
Minimum Subsequent Investment – All Accounts	$1,000	N/A	$100

Tax Information
The Funds’ distributions will be taxed as ordinary income or long-term capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”).  You may be taxed later upon withdrawal of monies from such tax-deferred arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer, or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your adviser or visit your financial intermediary’s website for more information.

Table of Contents - Prospectus
11

Investment Strategies, Risks and Disclosure of Portfolio Holdings

Investment Objectives

The Equity Income Plus Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.

The Short Term U.S. Government Agency Income Fund seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.

Change in Investment Objectives.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  A Fund may not make any change in its policy of investing in securities suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Principal Investment Strategies

M.D. Sass Equity Income Plus Fund

Investments in Equity Securities.  Under normal market conditions, the Equity Income Plus Fund will invest at least 80% of its net assets (including any borrowing for investment purposes) in equity securities with a minimum market capitalization needed to be included in the Russell 1000® Large Cap Value Index.  As of June 30, 2016, the minimum market capitalization for inclusion in the Russell 1000® Large Cap Value Index was $1.8 billion.  However, the Fund will typically invest in the securities of large-cap companies (market capitalization in excess of $10 billion), and mid-cap companies (market capitalization between $2 billion and $10 billion).  To achieve its investment objective, the Fund invests in a diversified portfolio of equity securities that pay dividends.  The Fund’s investments in equity securities will consist primarily of common stocks.  An investment in a company’s equity securities represents a proportionate ownership interest in that company.  Compared with other asset classes, equity investments have greater potential for gain and are subject to greater fluctuations in market value.  In addition to common stocks, the Fund may invest in shares of other investment companies and ETFs that invest in equity securities and other equity-linked instruments (such as convertible securities).  The Fund may also purchase securities of companies that are offered in an IPO.  The Fund may also invest in equity securities of large-cap and mid-cap foreign companies.  The Fund’s investments in equity securities of foreign companies may include depositary receipts, such as ADRs and GDRs.

To construct the Equity Income Plus Fund’s investment portfolio, M.D. Sass selects investments by identifying dividend-paying companies that M.D. Sass believes are undervalued, and whose fair value, as determined by M.D. Sass, exceeds its current market price.  M.D. Sass’ investment selection consists of a five-step process:

1.	leveraging the experience of its investment professionals as well as its management and industry contacts to generate potential investment ideas;

2.	screening potential securities using a minimum set of criteria, including, but not limited to, above-average dividend yield in excess of the S&P 500® Index and high current annualized cash flow from dividends and option premiums;

3.	fundamental research of investment opportunities through extensive discussion with management, suppliers, customers and competitors, on-site due diligence, review of public filings and transcripts of company events and detailed financial modeling and analysis;

Table of Contents - Prospectus
12

4.	evaluation of each potential security using a proprietary valuation model; and

5.	constructing the Fund’s portfolio.

M.D. Sass may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields.  Additionally, M.D. Sass may decide to reduce the Fund’s position in a security if the market value of the security exceeds 5% of the Fund’s assets.

Covered Call Options.  The Equity Income Plus Fund seeks to enhance equity returns, lower the overall volatility of the Fund’s investment portfolio and generate incremental cash flow by writing (selling) covered call options that are out-of-the-money.  The call option exercise prices are selected for each individual security to balance M.D. Sass’ view of the security’s appreciation potential with increased income.  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).  A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period.  A call option is out-of-the-money if the exercise price is above the current market price for the underlying security.  The Equity Income Plus Fund writes covered call options on securities held by the Fund in an attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

Index Put Options.  The Equity Income Plus Fund may periodically buy index put options with the objective of obtaining downside protection from a significant equity market decline that may occur over a specified period.  The value of an index put option generally increases as the underlying securities or indices decrease, and the value of the puts generally decrease as those stocks (and the index) increase in price.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being less than (in the case of a put option) the exercise price of the option.  Each of the exchanges has established limitations governing the maximum number of put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by M.D. Sass are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Equity Income Plus Fund may purchase.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, M.D. Sass may invest up to 100% of the Equity Income Plus Fund’s total assets in high-quality, short-term debt securities and money market instruments.  For longer periods of time, the Fund may hold a substantial cash position.  These short-term debt securities and money market instruments include shares of government money market mutual funds, U.S. Government securities and U.S. Government Agency securities.  Taking a temporary defensive position in cash or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Table of Contents - Prospectus
13

M.D. Sass Short Term U.S. Government Agency Income Fund

Investments in U.S. Government and Agency Securities; Mortgage-Backed Securities.  To achieve its investment objective, the Short Term U.S. Government Agency Income Fund invests at least 95% of its assets in U.S. Government and agency MBS and other securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including Ginnie Mae, Fannie Mae and Freddie Mac).  MBS represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and CMOs.  Such securities may be backed by the full faith and credit of the U.S. Government, such as the Government National Mortgage Association, commonly known as “Ginnie Mae,” while other such securities may be supported only by the discretionary authority of the U.S. Government, such as the Federal National Mortgage Association, commonly known as “Fannie Mae,” and the Federal Home Loan Mortgage Corporation, commonly known as “Freddie Mac.”  Moreover, other such securities may only be supported by the credit of the issuing agency or instrumentality.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.

MBS are subject to variability of cash flows or maturity uncertainty.  This derives from homeowners’ options in timing the repayment of their mortgage debt.  Many MBS differ in their vulnerability to this degree of maturity uncertainty.  The Short Term U.S. Government Agency Income Fund will seek to invest in MBS with relatively limited degrees of cash flow volatility and, thereby, typically have a relatively stable value in volatile markets.  MDSIS believes that a focus on U.S. Government and U.S. Government agency securities will provide the Short Term U.S. Government Agency Income Fund with a high credit quality profile that historically has had benefits in turbulent market dislocations.

To construct the Short Term U.S. Government Agency Income Fund’s investment portfolio, MDSIS utilizes a process based on rigorous quantitative tests.  These tests include projecting underlying mortgage prepayment rates under a variety of interest rate scenarios and demographic trends, with regard to any given security’s sensitivity to cash flow risk.  The nature of such testing is to measure homeowner refinancing/prepayment behavior, relative to mortgage rate changes, and other factors influencing such behavior.  MDSIS’ process is primarily structured to create value through intensive (i.e. bottom‑up) security selection, portfolio construction and relative value trading.  Top-down macro issues and factors are incorporated into the process when considered by MDSIS to be appropriate.  MDSIS may sell a security if its value becomes unattractive, such as when its fundamentals deteriorate, or when other investment opportunities exist that may have more attractive yields.

Duration.  Duration is a measure of a fixed income security’s price sensitivity to changes in interest rates.  Duration takes into account a security’s cash flows over time, including the possibility that a security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date.  In contrast, maturity measures only the time until final payment is due, and does not take into account a security’s cash flow over time.  The duration of the Short Term U.S. Government Agency Income Fund’s portfolio is expressed in years and measures the portfolio’s change in value for changes in interest rates.  Given the Fund’s 1 to 3 year duration target, it is estimated that a 1% change in the general level of interest rates will generate a 1% to 3% change in the market value of the Short Term U.S. Government Agency Income Fund’s holdings.  For example, if interest rates decline by 1%, the market value of a portfolio with a duration of two years would rise by approximately 2% and conversely, if interest rates increase by 1%, the market value of the portfolio would decline by approximately 2%.  (Note that this does not include the income earned during the period of increasing or decreasing interest rates).

Table of Contents - Prospectus
14

Variable and Floating Rate Obligations.  Certain of the obligations in which the Short Term U.S. Government Agency Income Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate).  The Short Term U.S. Government Agency Income Fund determines the maturity of variable or floating rate instruments in accordance with SEC rules that allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

When-Issued Securities.  The Short Term U.S. Government Agency Income Fund may purchase securities on a when‑issued or delayed‑delivery basis.  The Fund may purchase securities in this manner in order to secure an advantageous price and yield, but the value of the security could change before settlement.  Therefore, although the Fund will make such commitments only with the intention of actually acquiring the securities, it may sell the securities before settlement if it is deemed advisable for investment reasons.

Temporary Strategies; Cash or Similar Investments.  For temporary defensive purposes, MDSIS may invest up to 100% of the Short Term U.S. Government Agency Income Fund’s total assets in high-quality, short-term debt securities and money market instruments.  For longer periods of time, the Fund may hold a substantial cash position.  These short-term debt securities and money market instruments include shares of government money market mutual funds and U.S. Government securities.  Taking a temporary defensive position in cash or holding a large cash position for an extended period of time may result in the Fund not achieving its investment objective.  Furthermore, to the extent that the Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

Principal Risks of Investing in the Funds

Before investing in the Funds, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in a Fund.  The principal risks of investing in the Funds are:

General Market Risk.  The market value of a security may move up or down, sometimes rapidly and unpredictably.  These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  U.S. markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default, and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

Management Risk.  The ability of a Fund to meet its investment objective is directly related to the investment adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the investment adviser’s research, analysis and asset allocation among portfolio securities.  If the investment adviser’s investment strategies do not produce the expected results, the value of your investment could be diminished or even lost entirely.

Fixed Income Securities Risks. (applies to the Short Term U.S. Government Agency Income Fund only)  Interest rates may go up resulting in a decrease in the value of the fixed income securities held by the Short Term U.S. Government Agency Income Fund.  Fixed income securities with longer maturities sometimes offer higher yields, but are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities such as those emphasized by the Fund.  Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

Table of Contents - Prospectus
15

Issuer Risk. (applies to the Short Term U.S. Government Agency Income Fund only)  Securities issued by U.S. Government Agencies and instrumentalities have different levels of U.S. Government credit support.  Ginnie Mae pass-through mortgage certificates are backed by the full faith and credit of the U.S. Government.  U.S. Government-sponsored entities, such as Fannie Mae and Freddie Mac, may be chartered by acts of Congress, but their securities are neither issued nor guaranteed directly by the U.S. Government.  However, in September 2008, at the discretion of the U.S. Treasury, Fannie Mae and Freddie Mac were placed into conservatorship under the Federal Housing Finance Agency, an independent regulator.  Although the U.S. Government has provided financial support to Fannie Mae and Freddie Mac during times of financial distress, and has stated that it intends to provide sufficient financial support in the future to enable Fannie Mae and Freddie Mac to honor all of their obligations, per the February 11, 2011 “Reforming America’s Housing Finance Market” report released by the U.S. Treasury, no assurance can be given that the U.S. Government will always do so. Investors should remember that guarantees of timely prepayment of principal and interest do not assure that the market prices and yields of the securities are guaranteed nor do they guarantee the net asset value or performance of the Short Term U.S. Government Agency Income Fund, which will vary with changes in interest rates, the MDSIS’ success and other market conditions.

Mortgage-Backed Securities Risk. (applies to the Short Term U.S. Government Agency Income Fund only)  Mortgage-backed securities are subject to the risks generally associated with fixed income securities listed above.  The risk of prepayment is more likely to occur when interest rates fall because many borrowers refinance mortgages to take advantage of more favorable rates.  Prepayments on mortgage-backed securities are also affected by other factors, such as the volume of home sales.  The Short Term U.S. Government Agency Income Fund’s yield will be reduced if cash from prepaid securities is reinvested in securities with lower interest rates.  The risk of prepayment may also decrease the value of mortgage-backed securities.  The value of these securities may decline in value because of mortgage foreclosures or defaults on the underlying obligations.

Prepayment and Extension Risk. (applies to the Short Term U.S. Government Agency Income Fund only) Many types of fixed income securities, including MBS, are subject to prepayment risk.  Prepayment occurs when the issuer of a fixed income security can repay principal prior to the security’s maturity.  Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment.  In addition, the potential impact of prepayment features on the price of a fixed income security can be difficult to predict and result in greater volatility.  On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates.  This is known as extension risk and may increase the Short Term U.S. Government Agency Income Fund’s sensitivity to rising rates and its potential for price declines.

Liquidity Risk. (applies to the Short Term U.S. Government Agency Income Fund only)  Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that the Short Term U.S. Government Agency Income Fund may not be able to sell a security or close out an investment contract when it wants to.  If this happens, the Fund will be required to hold the security or keep the position open, and it could incur losses.

When‑Issued Securities Risk. (applies to the Short Term U.S. Government Agency Income Fund only)  The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when‑issued securities take place at a later date.  When-issued securities involve the risk that the price or yield obtained in a transaction (and therefore the value of a security) may be less favorable than the price or yield (and therefore the value of a security) available in the market when the securities delivery takes place.  In addition, when the Short Term U.S. Government Agency Income Fund engages in when-issued transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Short Term U.S. Government Agency Income Fund incurring a loss or missing an opportunity to obtain a price considered advantageous.

Table of Contents - Prospectus
16

Focused Portfolio Risk. (applies to the Equity Income Plus Fund only)  The Equity Income Plus Fund invests in a limited number of companies.  Therefore, changes in the value of a single security may have a more significant effect on the value of the Fund’s portfolio than for other funds that invest in a greater number of companies.

Equity Market Risk. (applies to the Equity Income Plus Fund only)  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.  If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

Convertible Securities Risk. (applies to the Equity Income Plus Fund only)  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  Convertible securities are senior to common stock in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar non-convertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security’s underlying common stock.

Large-Cap Companies Risk. (applies to the Equity Income Plus Fund only)  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Companies Risk. (applies to the Equity Income Plus Fund only)  Generally, mid-cap companies may have more potential for growth than companies with larger market capitalizations.  Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies, and these risks are passed on to the Equity Income Plus Fund.  Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies.  Therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities.  Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks.  Because of this, if M.D. Sass wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than it might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Options Risk. (applies to the Equity Income Plus Fund only)  Options contracts are subject to the same risks as the investments in which the Equity Income Plus Fund invests directly, but also may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying securities.  Investments in options involve additional costs, may be more volatile than other investments and may involve a small initial investment relative to the risk assumed.  If M.D. Sass incorrectly forecasts the value of securities in using an option contract, the Equity Income Plus Fund might have been in a better position if the Fund had not entered into the contract.  In addition, the value of an option may not correlate perfectly to the underlying financial asset, index or other investment or overall securities markets.

Table of Contents - Prospectus
17

Covered Call Option Risk. (applies to the Equity Income Fund Plus only)  When the Equity Income Plus Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.  There is no assurance that a closing transaction on a call option can be effected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Index Put Option Purchase Risk. (applies to the Equity Income Plus Fund only) If the Equity Income Plus Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Equity Income Plus Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  If an index put option purchased by the Equity Income Plus Fund were permitted to expire without being exercised, its premium would represent a loss realized by the Fund.

Shares of Other Investment Companies Risk. (applies to the Equity Income Plus Fund only) The Equity Income Plus Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective.  Federal law generally prohibits a fund from acquiring shares of an investment company if, immediately after such acquisition, the fund and its affiliated persons would hold more than 3% of such investment company’s total outstanding shares.  This prohibition may prevent the Equity Income Plus Fund from allocating its investments in an optimal manner.  You will indirectly bear fees and expenses charged by the underlying funds in addition to the Equity Income Plus Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares.

Exchange-Traded Funds Risk. (applies to the Equity Income Plus Fund only)  The Equity Income Plus Fund may purchase ETF shares.  An investment in an ETF generally presents the same primary risks as an investment in a conventional mutual fund (i.e., one that is not exchange traded) that has the same investment objective, strategies and policies.  The price of an ETF can fluctuate within a wide range, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their NAV; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Initial Public Offering Risk. (applies to the Equity Income Plus Fund only)  The Equity Income Plus Fund may purchase securities of companies that are offered in an IPO.  The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.  When the Equity Income Plus Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund.

Table of Contents - Prospectus
18

Tax Risk. (applies to the Equity Income Plus Fund only)  Call option premiums received by the Equity Income Plus Fund will be recognized upon the exercise, lapse, sale or other disposition of the option and will be taxed as short-term or long-term capital gain or loss.  The call options employed by the Equity Income Plus Fund reduce risk to the Fund by diminishing its risk of loss in offsetting positions in substantially similar or related property, thereby potentially giving rise to “straddles” under federal income tax rules.  The straddle rules may require the Equity Income Plus Fund to defer certain losses on positions within a straddle, and to terminate or suspend the Fund’s holding period for certain securities in which the Fund does not yet have a long-term holding period or has not yet satisfied the holding period required for the receipt of “qualified dividend” income from the investment.  As a result, the Equity Income Plus Fund cannot assure any level of regular distributions of investment company taxable income (income other than net capital gain) and cannot assure you as to any level of distributions of net capital gain.

The Equity Income Plus Fund expects to generate premiums from the writing of call options.  The Fund will recognize a short-term capital gain in an amount equal to the premium received upon the expiration of an option that it has written.  If the Equity Income Plus Fund enters into a closing transaction, the difference between the amount paid to close out its option position and the premium received for writing the option will be short-term capital gain or loss.  Transactions involving the disposition of the Fund’s underlying securities (whether pursuant to the exercise of a call option or otherwise) will give rise to either short-term or long-term capital gains or losses.  Due to the tax treatment of securities on which call options have been written, it is expected that most of the gains from the sale of the underlying securities held by the Equity Income Plus Fund will be short-term capital gains.  Because the Equity Income Plus Fund does not have control over the exercise of the call options it writes, such exercises or other required sales of the underlying stocks may force the Fund to realize capital gains or losses at inopportune times.

The Equity Income Plus Fund’s transactions in options are subject to special and complex U.S. federal income tax provisions (including, in addition to the straddle tax rules described above, tax rules regarding constructive sales, wash sales and short sales) that may, among other things: (i) treat dividends that would otherwise constitute “qualified dividend” income taxed at lower rates as non-qualified dividend income taxed at higher rates; (ii) treat dividends that would otherwise be eligible for the corporate dividends-received deduction as ineligible for such treatment; (iii) disallow, suspend or otherwise limit the allowance of certain losses or deductions; (iv) accelerate income recognition to the Fund; (v) convert long-term capital gain taxed at lower rates into short-term capital gain or ordinary income taxed at higher rates; and (vi) convert an ordinary loss or deduction into a capital loss (the deductibility of which is more limited).

Foreign Securities Risk. (applies to the Equity Income Plus Fund only)  Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable operational or financial information or unfavorable political or legal developments.  Those risks are increased for investments in emerging markets.

Foreign securities include ADRs and GDRs, dollar-denominated foreign securities and securities purchased directly on foreign exchanges.  ADRs and GDRs are depositary receipts for foreign company stocks that are not themselves listed on a U.S. exchange, and are issued by a bank and held in trust at that bank, and that entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.

Table of Contents - Prospectus
19

In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  The Equity Income Plus Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid or accrued unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks.  In general, cyber incidents can result from deliberate attacks or unintentional events.  Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.  Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).  Cyber incidents affecting the Funds or their service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.  Similar adverse consequences could result from cyber incidents affecting issuers of securities in which the Funds invest, counterparties with which the Funds engage in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for shareholders) and other parties.  In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified.  Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders.  As a result, the Funds and their shareholders could be negatively impacted.

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”).  Disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual and semi-annual reports to Fund shareholders and in the quarterly holdings report on Form N-Q.  The annual and semi-annual reports to Fund shareholders are available free of charge by contacting the M.D. Sass Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701 or calling 1-855-MDS-FUND (1-855-637-3863), or by visiting the Funds’ website at www.mdsassfunds.com.  The Form N-Q is available on the SEC’s website at www.sec.gov.

Table of Contents - Prospectus
20

Management of the Funds

The Advisers

The Short Term U.S. Government Agency Income Fund and Equity Income Fund have entered into investment advisory agreements (each, an “Advisory Agreement”) with MDSIS and M.D. Sass, respectively (together, with their affiliates, the “Advisers”).  The Advisers are located at 1185 Avenue of the Americas, 18th Floor, New York, New York 10036.  The Advisers are registered investment advisers and, together with their affiliates, manage more than $7.6 billion in mutual funds, separate accounts, hedge funds and private equity funds as of June 30, 2016.  Under the Advisory Agreements, the Advisers manage the Funds’ investments subject to the supervision of the Board of Trustees.  For the fiscal year ended May 31, 2016, M.D. Sass received management fees as a percentage of average daily net assets of 0.47% of the Equity Income Plus Fund’s average daily net assets, net of waivers.  For the fiscal year ended May 31, 2016, MDSIS received management fees as a percentage of average daily net assets of 0.29% of the Short Term U.S. Government Agency Income Fund’s average daily net assets, net of waivers.

Fund Expenses.  Each Fund is responsible for its own operating expenses.  However, pursuant to operating expense limitation agreements between the Advisers and the Funds, each Adviser has agreed to waive its management fees and/or reimburse expenses to ensure that Total Annual Fund Operating Expenses (exclusive of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by a Fund), tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) do not exceed a Fund’s average daily net assets on an annual basis as follows:

Fund	Institutional Class	Investor Class	Retail Class
Equity Income Plus Fund	0.75%	1.10%	N/A
Short Term U.S. Government Agency Income Fund	0.55%	N/A	0.80%

Any waiver of management fees or payment of expenses made by an Adviser may be reimbursed by the applicable Fund in subsequent years if the Adviser so requests.  This reimbursement may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses at the time of waiver.  The Advisers are permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years.  Any such reimbursement will be reviewed and ratified by the Board of Trustees.  A Fund must pay its current ordinary operating expenses before its Adviser is entitled to any reimbursement of management fees and/or expenses.  The operating expense limitation agreement for each Fund is in effect through September 28, 2017.  A Fund’s operating expense limitation agreement may be terminated only by, or with the consent of, the Board of Trustees.

A discussion regarding the basis of the Board of Trustees’ approval of each Advisory Agreement is available in the Funds’ semi-annual report to shareholders for the six-month period ended November 30, 201 5 .

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment adviser with any other series of the Trust.

Table of Contents - Prospectus
21

Portfolio Managers

The Advisers use a team approach for portfolio security selection and decision-making.  Ari Sass, the Equity Income Plus Fund’s Senior Portfolio Manager, is ultimately responsible for the Equity Income Plus Fund’s day-to-day investment decisions.  The portfolio managers for the Short Term U.S. Government Agency Income Fund are jointly responsible for the Short Term U.S. Government Agency Income Fund’s day-to-day investment decisions.  The names and backgrounds of the Funds’ portfolio management team members are as follows:

Equity Income Plus Fund

Ari Sass, CFA®
Mr. Sass serves as Senior Portfolio Manager of the Equity Income Plus Fund and Executive Vice President of the M.D. Sass Equity team.  Prior to joining M.D. Sass in 2004, Mr. Sass served as CEO and Co-Founder of Insound, LLC, a niche media and marketing firm founded in 1999. Previously, he was Manager of Finance at Elektra Entertainment Group and held positions at Bear Stearns and Deloitte and Touche.  Mr. Sass has 13 years of investment experience.  He holds a B.A., Economics from the University of Michigan, an M.B.A. from New York University, and is a CFA® charterholder.

Martin D. Sass
Mr. Sass serves as Chairman and Chief Executive Officer of M.D. Sass, having founded the firm in 1972.  Prior to founding M.D. Sass, Mr. Sass served as President of Neuwirth Management and Research Corporation, and directed the Special Situations Department of Argus Research Corp.  Mr. Sass has been a professional in the investment business since 1963.  He received a B.S. in Accounting from Brooklyn College of the City University of New York, and studied finance in graduate programs at New York University and City College of New York.

Short Term U.S. Government Agency Income Fund

Hugh R. Lamle
Mr. Lamle serves as President of MDSIS.  Mr. Lamle joined MDSIS in 1974.  Mr. Lamle is also President and founder of M.D. Sass-Macquarie Financial Strategies Management LLC, which invests in new investment management company startups and buy outs.  Mr. Lamle is on the Board of ICE Futures U.S. and ICE Futures Climate Exchange.  Mr. Lamle has over 40 years of investment experience.  He received a B.A. in Political Science and Economics from Queens College, and an M.B.A. in Finance and Investments from Baruch College of the City University of New York.

Dominic Bruno
Mr. Bruno serves as Senior Vice President and Head Fixed Income Portfolio Manager of MDSIS.  Prior to joining MDSIS in 1989, Mr. Bruno was a Futures and Options analyst for Merrill Lynch.  Previously, Mr. Bruno was a Futures and Options analyst for the Chicago Board of Trade, a Mortgage-Backed Securities Portfolio Manager and Interest Rate Risk Manager with United Savings Association of Texas, and a Senior Investment Officer at Aetna Life and Casualty.  Mr. Bruno has 33  years of investment experience.  He received a M.A. degree in Economics from the University of Maryland and a B.A. degree from St. Joseph’s College.

Nancy Persoons
Ms. Persoons serves as a Vice President and Fixed Income Portfolio Manager of MDSIS.  Prior to joining MDSIS in 1989, Ms. Persoons was on the Fixed Income trading desk at Prudential-Bache Securities.  Ms. Persoons has 30 years of investment experience.  She holds a B.A., Economics and Business, State University of New York, Plattsburgh.

Table of Contents - Prospectus
22

Lipkee Lu, CFA®
Mr. Lu serves as a Vice President and Fixed Income Portfolio Manager of MDSIS.  Prior to joining MDSIS in 2009, Mr. Lu was Vice President/Senior Portfolio Manager at Alliance Bernstein Investments, Inc. from 2005 to 2008.  Previously, he was a Senior Vice President and Structured Product Portfolio Manager at Deerfield Capital Management LLC from March 2001 to 2005 and a Portfolio Manager and Quantitative Analyst at Zurich Scudder Investments, Inc. from 1997 to 2001.  Mr. Lu has 16  years of investment experience.  He received a B.A. degree in Economics and a M.S. degree in Finance from the University of Wisconsin—Madison, and a M.B.A. in Quantitative Finance from the University of Chicago.

Steve Clancy, CFA®
Mr. Clancy serves as a Vice President and Fixed Income Portfolio Manager of MDSIS.  Prior to joining MDSIS in 2012, Mr. Clancy served as Vice President/Portfolio Manager at Dwight Asset Management where he helped to manage and trade a $9 billion portfolio of Agency and non-Agency MBS.  Mr. Clancy has 11 years of investment experience.  Mr. Clancy holds a B.A. in Mathematics and Economics from Cornell University and also holds the CFA® designation.

CFA® is a registered trademark owned by the CFA Institute.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed and ownership of securities in the Funds.

Prior Performance of Similar Accounts

The table below provides some indication of the risks of investing in the Funds by showing changes in the performance of the M.D. Sass Two-Year Fixed Income Composite and the M.D. Sass Equity Income Plus Composite (each, a “Composite”) and by comparing the Composite performance with a broad measure of market performance.  The performance shown is the performance of all of the Advisers’ fully discretionary accounts managed using investment objectives, policies and strategies that are substantially similar to the investment objective, policies and strategies that the portfolio managers use to manage the Funds.  The M.D. Sass Short Term U.S. Government Agency Bond Composite has been managed by the Short Term U.S. Government Agency Income Fund’s portfolio management team since its inception on January 1, 1993.  The M.D. Sass Equity Income Plus Composite has been managed by the Equity Income Plus Fund’s portfolio management team since its inception on June 1, 2009.  A Fund’s performance may not correspond with the performance of the discretionary private accounts comprising the related Composite.

The Composite returns are calculated by the Advisers based on total return, including gains or losses plus income, after deducting all costs incurred by the accounts, and including reinvested distributions.  Composite returns are calculated using a gross asset-weighted return relying on beginning-of-period market values.  The average investment management fee for accounts included in the M.D. Sass Short Term U.S. Government Agency Bond Composite is 0.27%.  The average investment management fee for accounts included in the M.D. Sass Equity Income Plus Composite is 0.82%.  You should note that the Funds compute and disclose their average annual total return using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total return for the Composites.  The performance of the Composites may have been lower had they been calculated using the standard formula promulgated by the SEC.  The private accounts comprising the Composites are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940, as amended (the “1940 Act”) and the Internal Revenue Code of 1986, as amended.  Additionally, if applicable, such limitations, requirements and restrictions might have adversely affected the performance results of the Composites.

Table of Contents - Prospectus
23

M.D. Sass Equity Income Plus Composite
The performance data set forth below is for the M.D. Sass Equity Income Plus Composite and is not the performance results of the Equity Income Plus Fund.  This performance data should not be considered indicative of the Equity Income Plus Fund’s future performance.

Calendar Year Total Returns for the periods ending December 31, 2015:

	One Year	Five Years	Since Inception (6/1/2009)
M.D. Sass Equity Income Plus Composite (Net of Fees)	-2.76%	5.88%	8.48%
CBOE S&P 500 BuyWrite Index (BXM) (1)	5.24%	6.97%	8.92%
(reflects no deduction for fees, expenses or taxes)
(1)	The CBOE S&P 500 BuyWrite Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500® Index.

M.D. Sass Short Term U.S. Government Agency Bond Composite
The performance data set forth below is for the M.D. Sass Short Term U.S. Government Agency Bond Composite and is not the performance results of the Short Term U.S. Government Agency Income Fund.  This performance data should not be considered indicative of the Short Term U.S. Government Agency Income Fund’s future performance.

Calendar Year Total Returns for the periods ending December 31, 2015:

	One Year	Five Years	Ten Years	Since Inception (1/1/1993)
M.D. Sass Short Term U.S. Government Agency Bond Composite (Net of Fees)	0.69%	1.41%	3.15%	4.31%
The BofA Merrill Lynch 1-3 Year US Treasury Index(1)	0.54%	0.70%	2.42%	3.85%
(reflects no deduction for fees, expenses or taxes)
(1)	The BofA Merrill Lynch 1-3 Year US Treasury Index is an unmanaged index that tracks the performance of the direct sovereign debt of the U.S. Government having a maturity of at least one year and less than three years.

Shareholder Information

Choosing a Share Class

The Short Term U.S. Government Agency Income Fund offers Institutional Class and Retail Class shares and the Equity Income Plus Fund offers Institutional Class and Investor Class shares in this Prospectus.  Retail Class shares of the Short Term U.S. Government Agency Income Fund are not currently available for purchase.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below.

Institutional Class Shares.

Institutional Class shares of each Fund are offered for sale at net asset value (“NAV”) without the imposition of a sales charge or Rule 12b-1 distribution and shareholder servicing fees.  Institutional Class shares also pay lower annual expenses than Investor Class shares and Retail Class shares.

Table of Contents - Prospectus
24

Institutional Class shares are available to a limited type of investor, and may only be purchased by the following entities, subject to applicable investment minimums: other mutual funds; endowments; foundations; bank trust departments or trust companies.  Institutional Class shares may also be offered, with no initial or subsequent investment minimums, to:

•	retirement plans such as 401(a), 401(k) or 457 plans;

•	certain IRAs if the amounts invested represent rollover distributions from investments by any of the retirement plans invested in the Fund;

•	registered investment advisers investing on behalf of clients in exchange for an advisory, management or consulting fee;

•	trustees of the Trust, former Fund trustees, employees of affiliates of the Fund and Adviser and other individuals who are affiliated with the Fund (this also applies to any spouse, parents, children, siblings, grandparents, grandchildren and in-laws of those mentioned) and Adviser affiliate employee benefit plans; and

•	wrap fee programs of certain broker-dealers. Please consult your financial representative to determine if your wrap fee program is subject to additional or different conditions or fees.

Institutional Class shares of the Short Term U.S. Government Agency Income Fund are also available to shareholders whose Retail Class shares were converted to Institutional Class shares on September 1, 2015.  Such shareholders may purchase additional Institutional Class shares of the Short Term U.S. Government Agency Income Fund, subject to the Fund’s subsequent investment minimums for Institutional Class shares.

Investor Class and Retail Class Shares.

Equity Income Plus Fund.  Investor Class shares of the Equity Income Plus Fund are offered for sale at NAV, without the imposition of a sales charge.  Investor Class shares are subject to a 0.25% Rule 12b-1 distribution fee and a 0.10% shareholder servicing fee on an annual basis.  As a result, Investor Class shareholders pay higher annual expenses than Institutional Class.  You do not pay a front-end sales load on purchases of Investor Class shares.

Short Term U.S. Government Agency Income Fund.  Retail Class shares of the Short Term U.S. Government Agency Income Fund are not currently offered for sale.  To the extent they are offered for sale in the future, Retail Class shares of the Short Term U.S. Government Agency Income Fund will be offered for sale at NAV without the imposition of a sales charge.  Retail Class shares of the Short Term U.S. Government Agency Income Fund are subject to a Rule 12b‑1 distribution and service fee of 0.25% of the average daily net assets of the Short Term U.S. Government Agency Income Fund attributable to Retail Class shares, computed on an annual basis.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

Share Price

The price of a Fund’s shares is its NAV.  The NAV per share is calculated by dividing the value of a Fund’s total assets, less its liabilities, by the number of its shares outstanding.  In calculating the NAV, portfolio securities are valued using current market values or official closing prices, if available.  The NAV is calculated at the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).  The NAV will not be calculated on days on which the NYSE is closed for trading.  If the NYSE closes early, the Funds will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

Table of Contents - Prospectus
25

Each security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued.  Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.  Option contracts on securities, currencies and other financial instruments traded in the Over-the-Counter (“OTC”) market with less than 180 days remaining until their expiration shall be valued at the evaluated price provided by the broker-dealer with which the option was traded. Option contracts on securities, currencies and other financial instruments traded in the OTC market with 180 days or more remaining until their expiration shall be valued at the prices provided by a recognized independent broker-dealer.

If a security is listed on more than one exchange, a Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, then (i) the security is valued at the mean between the most recent bid and asked prices on such day; or (ii) the security shall be valued at the latest sales price on the composite market on such day.  “Composite market” means a consolidation of the trade information provided by national securities and foreign exchanges and OTC markets as published by a pricing service.

Debt securities, including short-term debt securities having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved independent pricing service.  If a price is not available from an independent pricing service, the most recent quotation from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  When a Fund buys a when-issued, new issue or delayed delivery debt security and the security is not yet being traded or priced by an approved independent pricing service, the security will be valued at cost.  Thereafter, the security will be valued at its market value or its fair value if the security has not commenced trading or is not priced by an approved independent pricing service for more than five days.  Forward foreign currency contracts are valued at the mean between the bid and asked prices.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.  Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

If market quotations are not readily available, any security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees.  These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market or world events cause the Adviser to believe that the security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds’ shares are accurately priced.  The Board of Trustees will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through their application by the Trust’s valuation committee.

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) from the price of the security quoted or published by others or the value when trading resumes or realized upon sale.  Therefore, if a shareholder purchases or redeems Fund shares when a Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market-value pricing.  The Advisers anticipate that the Funds’ portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

Table of Contents - Prospectus
26

How to Purchase Shares

All purchase requests received in good order by the Funds’ Transfer Agent, U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) or by an authorized financial intermediary before the close of the NYSE (generally 4:00 p.m., Eastern time) will be processed at the applicable price determined on that day.  Purchase requests received by the Transfer Agent or an authorized intermediary after the close of the NYSE (generally 4:00 p.m., Eastern time) will receive the applicable price determined on the next business day.  An authorized intermediary is a financial intermediary that has made arrangements with the Fund to receive purchase and redemption orders on their behalf.  For additional information about purchasing shares through financial intermediaries, please see “Purchasing Shares Through a Financial Intermediary,” below.

All account applications (each an “Account Application”) to purchase Fund shares are subject to acceptance by the Funds and are not binding until so accepted.  It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Funds reserve the right to reject any Account Application.  Your order will not be accepted until a completed Account Application is received by the Funds or the Transfer Agent.

The Funds reserve the right to reject any purchase order if, in the Funds’ discretion, it is in a Fund’s best interest to do so.  For example, a purchase order may be refused if it appears so large that it would disrupt the management of a Fund.  Purchases may also be rejected from persons believed to be “market-timers,” as described under “Tools to Combat Frequent Transactions,” below.  In addition, a service fee, which is currently $25, as well as any loss sustained by the applicable Fund, will be deducted from a shareholder’s account for any purchases that do not clear.  The Funds and the Transfer Agent, will not be responsible for any losses, liability, cost or expense resulting from rejecting any purchase order.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Share Purchase Amounts	Institutional Class	Investor Class	Retail Class

Equity Income Plus Fund
Minimum Initial Investment – All Accounts	$1,000,000	$2,500	N/A
Minimum Subsequent Investment – All Accounts	$25,000	$100	N/A

Short Term U.S. Government Agency Income Fund
Minimum Initial Investment – All Accounts	$10,000	N/A	$1,000
Minimum Subsequent Investment – All Accounts	$1,000	N/A	$100

The Funds reserve the right to waive the minimum initial investment or minimum subsequent investment amounts at their discretion.  Shareholders will be given at least 30 days’ written notice of any increase in the minimum dollar amount of initial or subsequent investments.

Table of Contents - Prospectus
27

Purchase Requests Must be Received in Good Order
Your share price will be the next NAV per share calculated after the Transfer Agent or your authorized intermediary (“Authorized Intermediary”) receives your purchase request in good order.  For purchases made through the Transfer Agent, “good order” means that your purchase request includes:

•	the name of the Fund you are investing in;

•	the dollar amount of shares to be purchased;

•	your Account Application or investment stub; and

•	a check payable to the Fund you are investing in.

For information about your financial intermediary’s requirements for purchases in good order, please contact your financial intermediary.

Purchase by Mail
To purchase Fund shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to the Fund you are investing in:

Regular Mail	Overnight or Express Mail
M.D. Sass Funds	M.D. Sass Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the Transfer Agent’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.  All purchase checks must be in U.S. dollars drawn on a domestic financial institution.  The Funds will not accept payment in cash or money orders.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks or any conditional order or payment.

Purchase by Wire
If you are making your first investment in the Funds, before you wire funds the Transfer Agent must have a completed Account Application.  You can mail or use an overnight service to deliver your Account Application to the Transfer Agent at the above address.  Upon receipt of your completed Account Application, the Transfer Agent will establish an account for you.  Once your account has been established, you may instruct your bank to send the wire.  Prior to sending the wire, please call the Transfer Agent at 1-855-MDS-FUND (1-855-637-3863) to advise them of the wire and to ensure proper credit upon receipt.  Your bank must include the name of the Fund you are investing in, your name and your account number so that monies can be correctly applied.  Your bank should transmit immediately available funds by wire to:

Wire to:	U.S. Bank, N.A.
ABA Number:	075000022
Credit:	U.S. Bancorp Fund Services, LLC
Account:	112-952-137
Further Credit:	(name of the Fund you are investing in)
(Shareholder Name/Account Registration)
(Shareholder Account Number)

Table of Contents - Prospectus
28

Wired funds must be received prior to the close of the NYSE (generally 4:00 p.m., Eastern time) to be eligible for same day pricing.  The Funds and U.S. Bank, N.A., the Funds’ custodian, are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Investing by Telephone
If you have accepted telephone privileges on the “Telephone Options - Purchase Authorization” section of the Account Application, and your account has been open for 15 calendar days, you may purchase additional shares by calling the Funds toll free at 1-855-MDS-FUND (1-855-637-3863).  This option allows investors to move money from their bank account to their Fund account upon request.  Only bank accounts held at domestic financial institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions.  Telephone purchases are subject to applicable minimum investment amounts for subsequent investments.  If your order is received by the Transfer Agent or an authorized intermediary prior to the close of the NYSE (generally 4:00 p.m., Eastern time), shares will be purchased in your account at the applicable price determined on the day your order is placed.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.

Subsequent Investments By Internet
After your account is established, you may set a user ID and password by logging into www.mdsassfunds.com.  This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer through the Automated Clearing House (“ACH”) network. Please ensure that your Fund account is set up with bank account instructions and that your bank is an ACH member. You must have provided a voided check with which to establish your bank account instructions in order to complete internet transactions.  For important information on this feature, see “Fund Transactions through the Fund’s Website” below.

Automatic Investment Plan
For your convenience, the Funds offer an Automatic Investment Plan (“AIP”).  Under the AIP, after your initial investment, you may authorize the Funds to withdraw automatically from your personal checking or savings account any amount that you wish to invest, on a monthly basis.  In order to participate in the AIP, your bank must be a member of the ACH network.  If you wish to enroll in the AIP, complete the appropriate section in the Account Application.  The Funds may terminate or modify this privilege at any time.  You may terminate your participation in the AIP at any time by notifying the Transfer Agent five days prior to the effective date.  A fee will be charged if your bank does not honor the AIP draft for any reason.

Purchasing Shares Through a Financial Intermediary
Investors may be charged a fee if they effect transactions through a financial intermediary.  If you are purchasing shares through a financial intermediary, you must follow the procedures established by your financial intermediary.  Your financial intermediary is responsible for sending your purchase order and wiring payment to the Transfer Agent.  Your financial intermediary holds the shares in your name and receives all confirmations of purchases and sales.  Financial intermediaries placing orders for themselves or on behalf of their customers should call the Fund toll free at 1-855-MDS-FUND (1-855-637-3863), or follow the instructions listed in the sections above entitled “Investing by Telephone,” “Purchase by Mail” and “Purchase by Wire.”

If you place an order for Fund shares through a financial intermediary in accordance with such financial intermediary’s procedures, and such financial intermediary then transmits your order to the Transfer Agent in accordance with the Transfer Agent’s instructions, your purchase will be processed at the NAV next calculated after the Transfer Agent receives your order.  The financial intermediary must promise to send to the Transfer Agent immediately available funds in the amount of the purchase price in accordance with the Transfer Agent’s procedures.  If payment is not received within the time specified, the Transfer Agent may rescind the transaction and the financial intermediary will be held liable for any resulting fees or losses.

Table of Contents - Prospectus
29

In the case of Authorized Intermediaries that have made satisfactory payment or redemption arrangements with the Funds, orders will be processed at the NAV next calculated after receipt by the Authorized Intermediary (or its authorized designee), consistent with applicable laws and regulations.  An order is deemed to be received when a Fund or an Authorized Intermediary accepts the order.  Authorized Intermediaries may be authorized to designate other intermediaries to receive purchase and redemption requests on behalf of the Funds.

Financial intermediaries, including Authorized Intermediaries, may set cut-off times for the receipt of orders that are earlier than the cut-off times established by the Funds.  For more information about your financial intermediary’s rules and procedures, and whether your financial intermediary is an Authorized Intermediary, you should contact your financial intermediary directly.

Anti-Money Laundering Program
The Trust has established an Anti-Money Laundering Compliance Program as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”) and related anti-money laundering laws and regulations.  To ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;

•	date of birth (individuals only);

•	Social Security or taxpayer identification number; and

•	permanent street address (a P.O. Box number alone is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

If any information listed above is missing, your Account Application will be returned and your account will not be opened.  In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application.  The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Funds within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer.  If you require additional assistance when completing your application, please contact the Transfer Agent at 1-855-MDS-FUND (1-855-637-3863).

How to Redeem Shares

Orders to sell or “redeem” shares may be placed directly with the Funds or through an Authorized Intermediary.  If you originally purchased your shares through an Authorized Intermediary, your redemption order must be placed with the same Authorized Intermediary in accordance with the procedures established by that Authorized Intermediary.  Your Authorized Intermediary is responsible for sending your order to the Transfer Agent and for crediting your account with the proceeds.  You may redeem Fund shares on any business day that the Funds calculates their NAV.  To redeem shares directly with the Funds, you must contact the Funds either by mail or by phone to place a redemption request.  Your redemption request must be received in good order (as discussed under “Payment of Redemption Proceeds,” below) prior to the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) by the Transfer Agent or by your Authorized Intermediary.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.

Table of Contents - Prospectus
30

Shareholders who hold their shares through an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.  Shares held in IRA accounts may be redeemed by telephone at 1-855-MDS-FUND (1-855-637-3863).  Investors will be asked whether or not to withhold taxes from any redemption.

Payment of Redemption Proceeds
You may redeem your Fund shares at the NAV per share next determined after the Transfer Agent or your Authorized Intermediary receives your redemption request in good order.  Your redemption request cannot be processed on days the NYSE is closed.  All requests received by the Funds in good order before the close of the regular trading session of the NYSE (generally 4:00 p.m., Eastern time) will usually be sent on the next business day.

A redemption request made through the Transfer Agent will be deemed in “good order” if it includes:

•	the shareholder’s name;

•	the name of the Fund you are redeeming from;

•	the account number;

•	the share or dollar amount to be redeemed; and

•	signatures by all shareholders on the account and signature guarantee(s), if applicable.

For information about your financial intermediary’s requirements for redemption requests in good order, please contact your financial intermediary.

You may have the proceeds sent by check to the address of record, wired to your pre-established bank account or sent by electronic funds transfer through the ACH network using the bank instructions previously established for your account.  Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 service fee.  There is no charge to have proceeds sent via ACH; however, funds are typically credited to your bank within two to three days after redemption.  In all cases, proceeds will be processed within seven calendar days after the Fund receives your redemption request.

Before selling recently purchased shares, please note that if the Transfer Agent has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to twelve calendar days from the purchase date.  Furthermore, there are certain times when you may be unable to sell Fund shares or receive proceeds.  Specifically, the Funds may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets; or (3) for such other periods as the SEC may permit for the protection of shareholders.  Your ability to redeem shares online or by telephone may be delayed or restricted after you change your address.  You may change your address at any time by telephone or written request, addressed to the Transfer Agent.  Confirmations of an address changes will be sent to both your old and new address.  The Funds are not responsible for interest lost on redemption amounts due to lost or misdirected mail.

Table of Contents - Prospectus
31

Signature Guarantees
The Transfer Agent may require a signature guarantee for certain redemption requests.  A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions.  Signature guarantees can be obtained from banks and securities dealers, but not from a notary public.  A signature guarantee, from either a Medallion program member or a non-Medallion program member, of each owner is required in the following situations:

•	if ownership is being changed on your account;

•	when redemption proceeds are payable or sent to any person, address or bank account not on record; and

•	if a change of address request was received by the Transfer Agent within the last 15 calendar days.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, a signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or other acceptable signature verification in other instances based on the circumstances relative to the particular situation.

Redemption by Mail
You can execute redemptions by furnishing an unconditional written request to the Funds to redeem your shares at the current NAV per share.  Redemption requests in writing should be sent to the Transfer Agent at:

Regular Mail	Overnight or Express Mail
M.D. Sass Funds	M.D. Sass Funds
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.  Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

Telephone Redemption
If you have been authorized to perform telephone transactions (either by completing the required portion of your Account Application or by subsequent arrangement in writing with the Funds), you may redeem shares, in any amount, by instructing the Funds by telephone at 1-855-MDS-FUND (1-855-637-3863).  Telephone redemptions will not be made if you have notified the Transfer Agent of a change of address within 15 calendar days before the redemption request.  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to place your telephone transaction.  The Funds are not responsible for delays due to communication or transmission outages or failures.

Table of Contents - Prospectus
32

Wire Redemption
Wire transfers may be arranged to redeem shares.  The Transfer Agent charges $15 per wire redemption against your account on dollar specific trades, and from proceeds on complete redemptions and share-specific trades.

Redemptions By Internet
If your account is set up to perform online transactions you may redeem your Fund shares through the Funds’ website at www.mdsassfunds.com.  You may redeem up to $100,000.  For important information on this feature, see ‘‘Fund Transactions through the Funds’ Website’’ below.

Systematic Withdrawal Program
The Funds offer a systematic withdrawal plan (the “SWP”) whereby shareholders or their representatives may request a redemption in a specific dollar amount be sent to them each month, calendar quarter or annually.  Investors may choose to have a check sent to the address of record, or proceeds may be sent to a pre-designated bank account via the ACH network.  To start this program, your account must have Fund shares with a value of at least $10,000, and the minimum payment amount is $100.  This program may be terminated or modified by the Funds at any time.  Any request to change or terminate your SWP should be communicated in writing or by telephone to the Transfer Agent no later than five days before the next scheduled withdrawal.  A withdrawal under the SWP involves a redemption of Fund shares, and may result in a capital gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the amounts credited to your account, the account ultimately may be depleted.  To establish the SWP, complete the SWP section of the Account Application.  Please call 1-855-MDS-FUND (1-855-637-3863) for additional information regarding the SWP.

The Funds’ Right to Redeem an Account
The Funds reserve the right to redeem the shares of any shareholder whose account balance is less than $2,500, other than as a result of a decline in the NAV of a Fund or for market reasons.  A Fund will provide a shareholder with written notice 30 calendar days prior to redeeming the shareholder’s account.  A redemption by a Fund may result in a taxable capital gain or loss for federal income tax purposes.

Exchanging Shares

You may exchange all or a portion of your investment from one Fund to the same share class of another Fund.  Any new account established through an exchange will be subject to the minimum investment requirements described above under “How to Purchase Shares,” unless the account qualified for a waiver of the initial investment requirement.

Exchanges will be executed on the basis of the relative NAV of the shares exchanged.  An exchange is considered to be a redemption of shares for federal income tax purposes which may result in a taxable capital gain or loss.  Call the Funds (toll-free) at 1-855-MDS-FUND (1-855-637-3863) to learn more about exchanges.

Tools to Combat Frequent Transactions

The Funds are intended for long-term investors.  Short-term “market-timers” who engage in frequent purchases and redemptions may disrupt a Fund’s investment program and create additional transaction costs that are borne by all of the Fund’s shareholders.  The Board of Trustees has adopted policies and procedures that are designed to discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm performance.  The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include, among other things, monitoring trading activity and using fair value pricing.  Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  The Funds seek to exercise their judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.  Except as noted herein, the Funds apply all restrictions uniformly in all applicable cases.

Table of Contents - Prospectus
33

Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believes is consistent with the best interests of their shareholders.  The Funds use a variety of techniques to monitor for and detect abusive trading practices.  These techniques may change from time to time as determined by the Funds in their sole discretion.  To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any purchase order (but not a redemption request), in whole or in part, for any reason and without prior notice.  The Funds may decide to restrict purchase and sale activity in their shares based on various factors, including whether frequent purchase and sale activity will disrupt portfolio management strategies and adversely affect Fund performance.

Fair Value Pricing.  The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAVs and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board of Trustees has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that, in the judgment of the Advisers, does not represent the security’s fair value), or when, in the judgment of the Advisers, events have rendered the market value unreliable.  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  More detailed information regarding fair value pricing can be found in this Prospectus under the heading entitled “Share Price.”

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In particular, since the Funds receive purchase and sale orders through Authorized Intermediaries that use group or omnibus accounts, the Fund cannot always detect frequent trading.  However, the Funds will work with Authorized Intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades.  In this regard, the Funds have entered into information sharing agreements with Authorized Intermediaries pursuant to which these intermediaries are required to provide to the Funds, at the Funds’ request, certain information relating to their customers investing in the Funds through non-disclosed or omnibus accounts.  The Funds will use this information to attempt to identify abusive trading practices.  Authorized Intermediaries are contractually required to follow any instructions from the Funds to restrict or prohibit future purchases from shareholders that are found to have engaged in abusive trading in violation of the Funds’ policies.  However, the Funds cannot guarantee the accuracy of the information provided by Authorized Intermediaries and cannot ensure that they will always be able to detect abusive trading practices that occur through non-disclosed and omnibus accounts.  As a result, the Funds’ ability to monitor and discourage abusive trading practices in non-disclosed and omnibus accounts may be limited.

Table of Contents - Prospectus
34

Other Fund Policies

Telephone Transactions.  If you have accepted telephone privileges on the account application or in a letter to the Funds, you may be responsible for any fraudulent telephone orders as long as the Funds have taken reasonable precautions to verify your identity.  In addition, once you place a telephone transaction request, it cannot be canceled or modified.

During periods of significant economic or market change, telephone transactions may be difficult to complete.  If you are unable to contact the Funds by telephone, you may also mail the requests to the Funds at the address listed previously in the “How to Purchase Shares” section.

Telephone trades must be received by or prior to the close of the NYSE (generally 4:00 p.m., Eastern time).  During periods of high market activity, shareholders may encounter higher than usual call waiting times.  Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to the close of the NYSE.  The Funds are not responsible for delays due to communications or transmission outages.

Neither the Funds nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.  To confirm that all telephone instructions are genuine, the Funds will use reasonable procedures, such as requesting that you correctly state:

•	your Fund account number;

•	the name in which your account is registered; or

•	the Social Security or taxpayer identification number under which the account is registered.

Fund Transactions through the Funds’ Website.  You may visit us online at the Funds’ website at www.mdsassfunds.com, where you may establish online transaction privileges by enrolling on the website.  In addition to checking your Fund account balance, you may purchase additional shares, redeem or exchange shares of the Funds through the website.  You have the ability to establish online transaction privileges unless you decline them on your Account Application or by calling 1-855-MDS-FUND (1-855-637-3863).  You will be required to enter into a users’ agreement through the website in order to enroll for these privileges.  In order to conduct online transactions, you must have telephone transaction privileges.  Purchase of shares online will occur via ACH, you must have ACH instructions on your account.  Proceeds from an online redemption can be sent via check to the address of record or can be sent to you by wire or ACH to the previously established bank account.

Payment for purchases of shares through the website may be made only through an ACH debit of your bank account.  Redemptions from accounts established through the website will be paid only to the bank account of record.  Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Funds’ website.  The Funds impose a maximum of $100,000 on purchase and redemption transactions through the website.  Transactions through the website are subject to the same minimums as other transaction methods.

You should be aware that the Internet is an unsecured, unstable, and unregulated environment.  Your ability to use the website for transactions is dependent upon the Internet and equipment, software and systems provided by various vendors and third parties.  While the Funds and their service providers have established certain security procedures, they cannot assure you that inquiries, account information or trading activity will be completely secure.  There may also be delays, malfunctions or other inconveniences generally associated with this medium.  There may also be times when the website is unavailable for Fund transactions or other purposes.  Should this happen, you should consider purchasing, redeeming or exchanging shares by another method.  Neither the Funds, the Transfer Agent, nor the Advisers will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.  In addition, neither the Funds, the Transfer Agent, nor the Advisers will be liable for any loss, liability cost or expense for following instructions communicated through the Internet, including fraudulent or unauthorized instructions.

Table of Contents - Prospectus
35

Redemption in Kind.  The Funds generally pay redemption proceeds in cash.  However, the Trust has filed a notice of election under Rule 18f-1 under the 1940 Act with the SEC, under which the Trust has reserved the right to redeem in-kind under certain circumstances, meaning that redemption proceeds are paid in liquid securities with a market value equal to the redemption price.  These securities redeemed in kind remain subject to general market risks until sold.  For federal income tax purposes, redemptions in kind are taxed in the same manner as redemptions paid in cash.  In addition, sales of such in-kind securities may generate taxable gains.

Policies of Other Financial Intermediaries.  An Authorized Intermediary or its designee may establish policies that differ from those of the Funds.  For example, the institution may charge transaction fees, set higher minimum investments or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Please contact your Authorized Intermediary for details.

Closure of the Funds.  The Advisers retain the right to close a Fund (or partially close a Fund) to new purchases if it is determined to be in the best interest of shareholders.  Based on market and Fund conditions, the Advisers may decide to close a Fund to new investors, all investors or certain classes of investors (such as fund supermarkets) at any time.  If a Fund is closed to new purchases it will continue to honor redemption requests, unless the right to redeem shares has been temporarily suspended as permitted by federal law.

Householding.  In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Funds reasonably believe are from the same family or household.  If you would like to discontinue householding for your accounts, please call toll-free at 1-855-MDS-FUND (1-855-637-3863) to request individual copies of these documents.  Once the Funds receive notice to stop householding, the Funds will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

Inactive Accounts.  Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If the Funds are unable to locate you, then they will determine whether your account can legally be considered abandoned.  The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  Your last known address of record determines which state has jurisdiction.

Distribution of Fund Shares

The Distributor

Quasar Distributors, LLC (the “Distributor”) is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, and serves as distributor and principal underwriter to the Funds.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Funds are offered on a continuous basis.

Table of Contents - Prospectus
36

Equity Income Plus Fund Rule 12b-1 Distribution and Shareholder Servicing Plans

The Equity Income Plus Fund has adopted a Distribution Plan (a “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Fund is authorized to pay the Distributor a fee for the sale and distribution of the Equity Income Plus Fund’s Investor Class shares.  The amount of the fee authorized is an annual rate of 0.25% of the Equity Income Plus Fund’s average daily net assets attributable to Investor Class shares.

The Equity Income Plus Fund has also adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Equity Income Plus Fund’s Investor Class shares that allows the Equity Income Plus Fund to make payments to financial intermediaries and other persons for certain personal services for shareholders and/or the maintenance of shareholder accounts.  The amount of the shareholder servicing fee authorized is an annual rate of 0.10% of the Equity Income Plus Fund’s average daily net assets attributable to Investor Class shares.

Rule 12b-1 fees and shareholder fees are paid out of the Equity Income Plus Fund’s assets attributable to Investor Class shares on an on-going basis.  Over time these fees will increase the cost of your investment in Investor Class shares of the Equity Income Plus Fund, and may cost you more than paying other types of sales charges.

Institutional Class shares of the Equity Income Plus Fund are not subject to a Rule 12b-1 distribution fee or shareholder servicing fee.

Short Term U.S. Government Agency Income Fund Rule 12b-1 Distribution and Shareholder Servicing Plan

The Short Term U.S. Government Agency Income Fund has adopted a Distribution and Shareholder Servicing Plan (a “Distribution Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Distribution Plan, the Short Term U.S. Government Agency Income Fund is authorized to pay the Distributor a fee for the sale and distribution of the Fund’s Retail Class shares and services it provides to Short Term U.S. Government Agency Income Fund’s Retail Class shareholders.  The maximum amount of the fee authorized is 0.25% of the Short Term U.S. Government Agency Income Fund’s average daily net assets attributable to Retail Class shares annually.  As of the date of the Prospectus, the Short Term U.S. Government Agency Income Fund does not offer Retail Class shares for sale.  Because these fees are paid out of the Short Term U.S. Government Agency Income Fund’s assets attributable to Retail Class shares on an on-going basis, over time these fees will increase the cost of your investment in Retail Class shares of the Short Term U.S. Government Agency Income Fund and may cost you more than paying other types of sales charges.  Institutional Class shares of the Short Term U.S. Government Agency Income Fund are not subject to a Rule 12b-1 distribution fee or shareholder servicing fee.

Payments to Financial Intermediaries

The Funds may pay fees to intermediaries, such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisers, for recordkeeping, sub-administration, sub-accounting, sub-transfer agency and other shareholder services (collectively, “sub-TA services”) associated with shareholders whose shares are held of record in omnibus and networked accounts, retirement plans, other group accounts or accounts traded through registered securities clearing agents in lieu of the transfer agent providing such services.

Table of Contents - Prospectus
37

The Advisers, out of their own resources and legitimate profits, and without additional cost to a Fund or their shareholders, may provide additional cash payments to certain intermediaries.  These payments, sometimes referred to as revenue sharing, are in addition to Rule 12b-1 fees and sub-TA fees paid by the Funds, if any.  Revenue sharing payments may be made to intermediaries for sub-TA services or distribution-related services, such as marketing support; access to third party platforms; access to sales meetings, sales representatives and management representatives of the intermediary; or inclusion of the Fund on a sales list, including a preferred or select sales list, and in other sales programs.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.  From time to time, and in accordance with applicable rules and regulations, the Adviser may also provide non-cash compensation to representatives of various intermediaries who sell Fund shares or provide services to Fund shareholders.

Distributions and Taxes

Distributions

The Equity Income Plus Fund will make distributions of net investment income, if any, quarterly, and net capital gain, if any, annually.  The Short Term U.S. Government Agency Income Fund will make distributions of net investment income, if any, monthly and net capital gain, if any, annually, typically during the month of December.  A Fund may make additional distributions if deemed to be desirable at another time during the year.

All distributions will be reinvested in additional Fund shares unless you choose one of the following options: (1) receive distributions of net capital gain in cash, while reinvesting net investment income distributions in additional Fund shares; (2) receive all distributions in cash; or (3) reinvest net capital gain distributions in additional Fund shares, while receiving distributions of net investment income in cash.

If you wish to change your distribution option, write to or call the Transfer Agent in advance of the payment date of the distribution.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

If you elect to receive distributions in cash and the U.S. Postal Service is unable to deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in your account at the applicable Fund’s then current NAV per share and to reinvest all subsequent distributions.

Federal Income Tax Consequences

Distributions of a Fund’s investment company taxable income (which includes, but is not limited to, interest, dividends, and net short-term capital gain), if any, are generally taxable to the Fund’s shareholders as ordinary income (for non-corporate shareholders, currently taxable at a maximum federal income tax rate of 39.6%).  For non-corporate shareholders, to the extent that a Fund’s distributions of investment company taxable income are attributable to and reported as “qualified dividend” income, such income may be subject to tax at the reduced federal income tax rates applicable to long-term capital gain, if certain holding period requirements have been satisfied by the shareholder.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends-received deduction to the extent the Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the corporate shareholder meets certain holding period requirements with respect to its shares.  To the extent that a Fund’s distributions of investment company taxable income are attributable to net short-term capital gain, such distributions will be treated as ordinary income and cannot be offset by a shareholder’s capital losses from other investments.

Table of Contents - Prospectus
38

If the Equity Income Plus Fund generates premiums from it sales of call options and the call option expires, these premiums typically will result in short-term capital gain for federal income tax purposes.  If the option is exercised, the gain may be short- or long-term depending on the cost basis and holding period of the underlying security.  Distributions of net short-term capital gain are taxable to shareholders as ordinary income for federal income tax purposes.  Because the Equity Income Plus Fund will have no control over the exercise of the call options, it may be forced to realize capital gains or losses at an inopportune time and it will not be able to control whether such gains or losses are short-term or long-term for federal income tax purposes.

Distributions of a Fund’s net capital gain (net long-term capital gain less net short-term capital loss) are generally taxable as long-term capital gain (for non-corporate shareholders, currently taxable at a maximum federal income tax rate of 20%) regardless of the length of time that a shareholder has owned Fund shares.  Distributions of net capital gain are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.

You will be taxed in the same manner whether you receive your distributions (whether of investment company taxable income or net capital gain) in cash or reinvest them in additional Fund shares.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.

In addition to the federal income tax, certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8%.  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income, or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  A Fund’s distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon a sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

Shareholders who sell, exchange or redeem shares generally will have a capital gain or loss from the sale, exchange or redemption.  The amount of the gain or loss and the applicable rate of federal income tax will depend generally upon the amount paid for the shares, the amount received from the sale, exchange or redemption (including in-kind redemptions) and how long the shares were held by a shareholder.  Gain or loss realized upon a sale, exchange or redemption of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if held for one year or less, as short-term capital gain or loss.  Any loss arising from the sale, exchange or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted.  If you purchase Fund shares (through reinvestment of distributions or otherwise) within 30 days before or after selling, exchanging or redeeming other Fund shares at a loss, all or part of that loss will not be deductible and will instead increase the basis of the new shares.

The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares when those shareholders subsequently sell, exchange or redeem those shares.  The Funds will determine the cost basis of such shares using the high cost method unless you elect in writing any alternate IRS-approved cost basis method.  Please see the SAI for more information regarding cost basis reporting.

Table of Contents - Prospectus
39

The federal income tax status of all distributions made by the Funds for the preceding year will be annually reported to shareholders.  Distributions made by the Funds may also be subject to state and local taxes.  Additional tax information may be found in the SAI.

The portion of Fund distributions, if any, derived from investments of certain U.S. government securities may be exempt from state and local taxes, subject in some states to minimum investment or reporting requirements that the Funds must meet.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.  You are urged to consult your own tax adviser.

Financial Highlights

The financial highlights tables below show the Equity Income Plus Fund’s financial performance information for Institutional and Investor Class shares for the period from June 28, 2013 (commencement of operations) to May 31, 2014 and the fiscal years ended May 31, 2015 and May 31, 2016; and the Short Term U.S. Government Agency Income Fund’s financial performance information for Institutional Class shares for the period from June 30, 2011 (commencement of operations) to May 31, 2012 and the fiscal years ended May 31, 2013, May 31, 2014, May 31, 2015 and May 31, 2016.  Certain information reflects financial results for a single share of a Fund.  The total return in the tables represents the rate that you would have earned or lost on an investment in a Fund (assuming you reinvested all distributions).  This information has been audited by Cohen & Company, Ltd., the independent registered public accounting firm of the Funds, whose report, along with the Funds’ financial statements, is included in the Funds’ 2016 Annual Report to Shareholders, which is available free of charge upon request.

Table of Contents - Prospectus
40

M.D. Sass Equity Income Plus Fund – Institutional Class

Per Share Data for a Share Outstanding Throughout the Year/Period

Year Ended May 31,		Period Ended May 31,
2016	2015	2014(1)
Net Asset Value, Beginning of Year/Period	$11.54	$11.15	$10.00

Income (loss) from investment operations:
Net investment income(2)(3)	0.16	0.22	0.31
Net realized and unrealized gain (loss) on investments	(0.58)	0.48	1.06
Total from investment operations	(0.42)	0.70	1.37

Less distributions paid:
From net investment income	(0.22)	(0.22)	(0.22)
From realized gain	(0.45)	(0.09)	—
Total distributions paid	(0.67)	(0.31)	(0.22)

Net Asset Value, End of Year/Period	$10.45	$11.54	$11.15

Total Return(4)(6)	(3.52)%	6.37%	13.83%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$132,523	$159,725	$71,383

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.03%	1.05%	1.29%
After waivers and reimbursements of expenses	0.75%	0.75%	0.75%

Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	1.95%	1.61%	2.61%
After waivers and reimbursements of expenses	2.23%	1.91%	3.15%

Portfolio turnover rate(4)	63.55%	87.20%	53.61%

(1)	The Institutional share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate than the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

Table of Contents - Prospectus
41

M.D. Sass Equity Income Plus Fund – Investor Class

Per Share Data for a Share Outstanding Throughout the Year/Period

Year Ended May 31,		Period Ended May 31,
2016	2015	2014(1)
Net Asset Value, Beginning of Year/Period	$11.53	$11.14	$10.00

Income (loss) from investment operations:
Net investment income(2)(3)	0.12	0.18	0.29
Net realized and unrealized gain (loss) on investments	(0.58)	0.49	1.06
Total from investment operations	(0.46)	0.67	1.35

Less distributions paid:
From net investment income	(0.19)	(0.19)	(0.21)
From realized gain	(0.45)	(0.09)	—
Total distributions paid	(0.64)	(0.28)	(0.21)

Net Asset Value, End of Year/Period	$10.43	$11.53	$11.14

Total Return(4)(6)	(3.88)%	6.09%	13.58%

Supplemental Data and Ratios:
Net assets at end of year/ period (000’s)	$2,348	$2,330	$1,273

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	1.38%	1.40%	1.56%
After waivers and reimbursements of expenses	1.10%	1.10%	1.10%

Ratio of net investment income to average net assets(5)
Before waivers and reimbursements of expenses	1.60%	1.31%	2.50%
After waivers and reimbursements of expenses	1.88%	1.61%	2.96%

Portfolio turnover rate(4)	63.55%	87.20%	53.61%

(1)	The Investor share class commenced operations on June 28, 2013.
(2)	Per share net investment income has been calculated using the daily average shares outstanding method.
(3)	Net investment income per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate than the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends. Excludes the effect of applicable sales charges.

Table of Contents - Prospectus
42

M.D. Sass Short Term U.S. Government Agency Income Fund – Institutional Class

Per Share Data for a Share Outstanding Throughout Each Year/Period

Year Ended May 31,				Period Ended May 31,
2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Year/Period	$9.91	$10.06	$10.07	$10.20	$10.00

Income (loss) from investment operations:
Net investment income (loss)(2)(3)	0.15	0.15	0.01	(0.10)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.11)	(0.08)	0.18	0.11	0.33
Total from investment operations	0.04	0.07	0.19	0.01	0.29

Less distributions paid:
From net investment income	(0.20)	(0.22)	(0.20)	(0.14)	(0.09)
Total distributions paid	(0.20)	(0.22)	(0.20)	(0.14)	(0.09)

Net Asset Value, End of Year/Period	$9.75	$9.91	$10.06	$10.07	$10.20

Total Return(4)(6)	0.35%	0.75%	1.14%	0.08%	2.90%

Supplemental Data and Ratios:
Net assets at end of year/period (000’s)	$97,164	$83,678	$109,404	$124,016	$143,623

Ratio of expenses to average net assets(5)
Before waivers and reimbursements of expenses	0.59%	0.65%	0.71%	0.59%	0.63%
After waivers and reimbursements of expenses	0.58%	0.66%	0.70%	0.59%	0.63%

Ratio of net investment income (loss) to average net assets(5)
Before waivers and reimbursements of expenses	1.50%	1.52%	0.12%	(0.96)%	(0.39)%
After waivers and reimbursements of expenses	1.51%	1.51%	0.13%	(0.96)%	(0.39)%

Portfolio turnover rate(4)	182.08%	99.63%	72.73%	78.90%	87.78%

(1)	The Institutional share class commenced operations on June 30, 2011.
(2)	Per share net investment income (loss) has been calculated using the daily average shares outstanding method.
(3)	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

Table of Contents - Prospectus
43

PRIVACY NOTICE

The Funds collect non-public personal information about you from the following sources:

•	information the Funds receive about you on applications or other forms;
•	information you give the Funds orally; and/or
•	information about your transactions with the Funds or others.

The Funds do not disclose any non-public personal information about their shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  The Funds may share information with affiliated parties and unaffiliated third parties with whom it has contracts for servicing the Fund.  The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  The Funds maintain physical, electronic and procedural safeguards to protect your non-public personal information and requires third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Table of Contents - Prospectus

Investment Advisers
M.D. Sass Investors Services, Inc.
M.D. Sass, LLC
1185 Avenue of the Americas, 18th Floor,
New York, New York 10036

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Table of Contents - Prospectus

M.D. Sass Equity Income Plus Fund
M.D. Sass Short Term U.S. Government Agency Income Fund
Each a series of Trust for Professional Managers

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ annual and semi-annual reports provide the most recent financial reports and portfolio listings.  The annual reports contain a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Funds’ prior fiscal period.

You can obtain a free copy of these documents (when they become available), request other information, or make general inquiries about the Funds by calling the Funds (toll-free) at 1-855-MDS-FUND (1-855-637-3863), by visiting the Funds’ website at www.mdsassfunds.com or by writing to:

M.D. Sass Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You can review and copy information, including the Funds’ reports and SAI, at the SEC’s Public Reference Room in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551‑8090.  Reports and other information about the Funds is also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act of 1940 file number is 811‑10401)

Table of Contents - Prospectus

M.D. Sass Equity Income Plus Fund
Institutional Class (Trading Symbol: MDEIX)
Investor Class (Trading Symbol: MDEPX)

M.D. Sass Short Term U.S. Government Agency Income Fund
Institutional Class Shares (Trading Symbol: MDSIX)
Retail Class Shares (Trading Symbol: MDSHX) (not currently offered)

Statement of Additional Information

September 28, 201 6

This Statement of Additional Information (“SAI”) provides general information about the M.D. Sass Equity Income Plus Fund (the “Equity Income Plus Fund”) and the M.D. Sass Short Term U.S. Government Agency Income Fund (the “Short Term U.S. Government Agency Income Fund”) (each, a “Fund,” and together, the “M.D. Sass Funds”), each a series of Trust for Professional Managers (the “Trust”).  This SAI is not a prospectus and should be read in conjunction with the Funds’ current prospectus dated September 28, 2016 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference.  The Funds’ audited financial statements for the fiscal year ended May 31, 2016 are incorporated herein by reference from the Funds’ 2016 Annual Report to Shareholders.  To obtain a copy of the Prospectus and/or the Funds’ 2016 Annual Report to Shareholders free of charge, please write or call the Funds at the address or toll-free telephone number below, or visit the Funds’ website at www.mdsassfunds.com.

M.D. Sass Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-855-MDS-FUND (1-855-637-3863)

Table of Contents - Statement of Additional Information

The Trust
The Trust is a Delaware statutory trust organized on May 29, 2001, and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company.  The Funds are two separate series, or mutual funds, formed by the Trust.  Each Fund is a diversified series and has its own investment objective and policies.  As of the date of this SAI, shares of thirty-three other series of the Trust are offered in separate prospectuses and SAIs.  The Trust may start additional series and offer shares of a new fund under the Trust at any time.

The Trust is authorized to issue an unlimited number of interests (or shares).  Interests in the Funds are represented by shares of beneficial interest each with a par value of $0.001.  Each share of the Trust has equal voting rights and liquidation rights, and is voted in the aggregate and not by the series, except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matters affect only the interest of a particular series.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned.  The Trust does not normally hold annual meetings of shareholders.  The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any trustee when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares.

With respect to the Funds, the Trust may offer more than one class of shares.  The Trust, on behalf of each of the Funds, has adopted a multiple class plan under Rule 18f-3 under the 1940 Act, detailing the attributes of each Fund’s share classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  The Equity Income Plus Fund offers two classes of shares: Institutional Class shares and Investor Class shares.  The Short Term U.S. Government Agency Income Fund currently offers two classes of shares: Institutional Class and Retail Class shares.  Effective September 1, 2015, Retail Class shares of the Short Term U.S. Government Agency Income Fund were closed to all new purchases and converted into the Short Term U.S. Government Agency Income Fund’s Institutional Class shares.  Retail Class shares of the Short Term U.S. Government Agency Income Fund are not currently offered for purchase.  The decision and timing for any future opening or closing of the Retail Class shares will be at the discretion of the Adviser (defined below), subject to the approval of the Board.

Effective September 28, 2015, the Short Term U.S. Government Agency Income changed its name from the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund to the M.D. Sass Short Term U.S. Government Agency Income.

Effective February 29, 2016, the Equity Income Plus Fund’s Class C shares were converted into Retail Class shares, and Retail Class shares were renamed Investor Class shares.

Each share of a Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such distributions out of the income belonging to the Fund as are declared by the Board of Trustees.  The Board of Trustees has the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interests in the assets belonging to that series and the rights of shares of any other series are in no way affected.  Additionally, in case of any liquidation of a series, the holders of shares of the series being liquidated are entitled to receive a distribution out of the assets, net of the liabilities, belonging to that series.  Expenses attributable to any series are borne by that series.  Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by, or under the direction of, the Board of Trustees on the basis of relative net assets, the number of shareholders or another equitable method.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Table of Contents - Statement of Additional Information

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund.  In the event of the dissolution or liquidation of a Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

M.D. Sass, LLC (“M.D. Sass”) serves as the investment adviser for the Equity Income Plus Fund.  M.D. Sass Investors Services, Inc. (“MDSIS”) serves as the investment adviser for the Short Term U.S. Government Agency Income Fund.  (MDSIS and M.D. Sass, together with their affiliates, are collectively referred to herein as the “Advisers”).

Investment Policies, Strategies and Associated Risks

Investment Objectives
The Equity Income Plus Fund seeks to generate income as well as capital appreciation, while emphasizing downside protection.  The Short Term U.S. Government Agency Income Fund seeks to achieve a high and stable rate of total return, when and as opportunities are available in the context of preserving capital in adverse markets.  Each Fund’s investment objective may be changed without the approval of the Fund’s shareholders upon 60 days’ prior written notice to shareholders.  A Fund may not make any change in its policy of investing in securities suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Diversification
Each Fund is diversified.  Under applicable federal laws, to qualify as a diversified fund, a Fund, with respect to 75% of its total assets, may not invest more than 5% of its total assets in any one issuer and may not hold more than 10% of the securities of one issuer.  The remaining 25% of the Fund’s total assets does not need to be “diversified” and may be invested in securities of a single issuer, subject to other applicable laws.  The diversification of a Fund’s holdings is measured at the time that the Fund purchases a security.  However, if a Fund purchases a security and holds it for a period of time, the security may become a larger percentage of the Fund’s total assets due to movements in the financial markets.  If the market affects several securities held by a Fund, the Fund may have a greater percentage of its assets invested in securities of fewer issuers.

Investment Strategies and Related Risks
There is no assurance that a Fund will achieve its investment objective.  The following discussion supplements the description of the Funds’ investment objectives and principal investment strategies set forth in the Prospectus.  Except for the fundamental investment restrictions listed below (see “Investment Restrictions”), the Funds’ investment strategies and policies are not fundamental and may be changed by sole action of the Board of Trustees, without shareholder approval.  While the Funds are permitted to hold securities and engage in various strategies as described hereafter, it is not obligated to do so, except as otherwise provided in the Prospectus.

Whenever an investment policy or investment restriction states a maximum percentage of a Fund’s assets that may be invested in any security, or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing or illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered when determining whether an investment complies with a Fund’s investment policies and investment restrictions set forth herein or in the Funds’ Prospectus.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not, buy.  If this happens, a Fund will sell such investments as soon as practicable while trying to maximize the return to its shareholders.

Table of Contents - Statement of Additional Information

General Market Risks
U.S. and international markets have experienced significant volatility in recent years.  The securities markets have experienced reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties, all of which may increase the risk of investing in securities held by the Funds.

U.S. Government Obligations
The Short Term U.S. Government Agency Income Fund may invest in obligations issued by the U.S. Government.  U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government.  U.S. Treasury obligations differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis.

Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States.  U.S. Government obligations are subject to fluctuations in market value due to fluctuations in market interest rates.  As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease.  Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Agency Obligations
The Short Term U.S. Government Agency Income Fund may invest in agency obligations.  The Fund may make investments in agency obligations, such as the Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Government National Mortgage Association (“GNMA”), commonly known as “Ginnie Mae,” Federal National Mortgage Association (“FNMA”), commonly known as “Fannie Mae,” and Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as “Freddie Mac”.  Some, such as those of the Export-Import Bank of United States, are supported only by the right of the issuer to borrow from the Treasury, while others, such as those of the FNMA and FHLMC, are typically supported by only the discretionary authority of the U.S. government to purchase the agency’s obligations; still others are supported only by the credit of the instrumentality.  However, no assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored instrumentalities because they are not obligated by law to do so.  As a result, there is a risk that these entities will default on a financial obligation.  See “Mortgage-Backed Securities,” below.

Mortgage-Backed Securities
The Short Term U.S. Government Agency Income Fund may invest in mortgage-backed securities.  Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations (“CMOs”).  Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, such as the GNMA, FNMA, or FHLMC.

Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement.  Until recently, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders.  However, in September 2008, at the direction of the U.S. Treasury, FNMA and FHLMC were placed into conservatorship under the Federal Housing Finance Agency (“FHFA”), an independent regulator.  Per the February 2011 report “Reforming America’s Housing Finance Market” by the U.S. Treasury, “the government is committed to ensuring that Fannie Mae and Freddie Mac have sufficient capital to perform under any guarantees issued now or in the future and the ability to meet any of their debt obligations.”  No assurance can be given that the U.S. Treasury initiatives with respect to FNMA and FHLMC will be successful.

Table of Contents - Statement of Additional Information

The rate of principal payment on mortgage-backed securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors.  As a result, the yield on any mortgage-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.  The yield characteristics of mortgage-backed debt obligations differ from those of traditional debt obligations.  Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed debt obligations, usually monthly, and that principal may be prepaid at any time because the underlying assets generally may be prepaid at any time.  As a result, if these debt obligations or securities are purchased at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing the yield to maturity.  Conversely, if these debt obligations or securities are purchased at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity.  Mortgage-backed securities available for reinvestment by the Short Term U.S. Government Agency Income Fund are likely to be greater during a period of declining interest rates and, as a result, are likely to be reinvested at lower interest rates than during a period of rising interest rates.  Accelerated prepayments on debt obligations or securities purchased at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.  The market for privately issued mortgage-backed securities is smaller and less liquid than the market for government-sponsored mortgage-backed securities.

Mortgage-backed securities may be issued with either a single class of security or multiple classes, which are commonly referred to as a CMO.  Multiple class mortgage-backed securities are issued for two main reasons.  First, multiple classes may be used as a method of providing selective credit support.  This is accomplished typically through creation of one or more classes whose right to payments on the mortgage-backed security is made subordinate to the right to such payments of the remaining class or classes.  Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include separate trading of registered interest and principal of securities (“STRIPS”) (mortgage-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics that mimic the characteristics of non-mortgage-backed securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

Mortgage-backed securities, other than as described above, or in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future.  The Short Term U.S. Government Agency Income Fund may invest in such mortgage-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

Variable and Floating Rate Obligations
The Short Term U.S. Government Agency Income Fund may invest in variable and floating rate obligations.  Certain of the obligations in which the Short Term U.S. Government Agency Income Fund may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate).  The Short Term U.S. Government Agency Income Fund determines the maturity of variable or floating rate instruments in accordance with SEC rules that allow the Fund to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Table of Contents - Statement of Additional Information

Dollar Rolls
The Short Term U.S. Government Agency Income Fund may also enter into dollar rolls, in which the Fund would sell securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date.  While the Short Term U.S. Government Agency Income Fund would forego principal and interest paid on the securities during the roll period, the Fund would be compensated by the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.  The Fund also could be compensated through the receipt of fee income equivalent to a lower forward price.  At the time of entering into a dollar roll, the Fund will establish and maintain a segregated account consisting of cash or other liquid assets, either of which may be quoted or denominated in any currency, having a value at least equal to the Fund’s obligation to buy the securities.

To the extent the value of the security that the Short Term U.S. Government Agency Income Fund agrees to purchase pursuant to a reverse repurchase agreement or a dollar roll declines, the Fund may experience a loss.  Reverse repurchase transactions and dollar rolls may increase fluctuations in the market value of the Fund’s assets and may be viewed as a form of leverage.  In determining whether to enter into a reverse repurchase agreement or dollar roll, the Fund will take into account the creditworthiness of the counterparty.

Zero-Coupon Securities
The Short Term U.S. Government Agency Income Fund may invest in zero-coupon bonds as a non-principal investment strategy.  Zero-coupon securities make no periodic interest payments but are sold at a deep discount to their face value.  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The discount varies depending on the time remaining until maturity, as well as market interest rates, and the liquidity of the security.  Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other debt securities.  Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds that pay interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because they reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause the Short Term U.S. Government Agency Income Fund to recognize income, and therefore the Fund may be required to make distributions to shareholders, before the Fund receives any cash payments on its investment in order to maintain the Fund’s status as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, the Short Term U.S. Government Agency Income Fund may have to dispose of its portfolio investments under disadvantageous circumstances in order to generate sufficient cash to satisfy the distribution requirements of the Code.

Equity Securities
The Equity Income Plus Fund invests in equity securities.  An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company.  Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions.  Common stocks and preferred stocks are examples of equity securities.  Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.  Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.  Some preferred stocks may be convertible into common stock.  More information regarding common stock, preferred stock and convertible securities appears below.

Table of Contents - Statement of Additional Information

Common Stock.  A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which the Equity Income Plus Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

Preferred Stocks.  Preferred stocks pay fixed or floating dividends to investors and have “preference” over common stock in the payment of dividends and the liquidation of an issuer’s assets. This means that an issuer must pay dividends on preferred stocks before paying any dividends on its common stock.  Some preferred stocks offer a fixed rate of return with no maturity date.  Because those preferred stocks never mature, they trade like long-term bonds, can be more volatile than other types of preferred stocks and may have heightened sensitivity to changes in interest rates.  Other preferred stocks have variable dividends, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process involving bids submitted by holders and prospective purchasers of such securities.  Because preferred stocks represent an equity ownership interest in an issuer, their value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in an issuer’s financial condition or prospects or to fluctuations in the equity markets.  Preferred stockholders usually have no voting rights or their voting rights are limited to certain extraordinary transactions or events.

Convertible Securities.  Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer’s underlying common stock or other equity security at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of “usable” bonds and warrants or a combination of the features of several of these securities.  The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies.  The Equity Income Plus Fund will exchange or convert convertible securities into shares of underlying common stock when, in the opinion of the Adviser, the investment characteristics of the underlying common stock or other equity security will assist the Fund in achieving its investment objectives.  The Equity Income Plus Fund may also elect to hold or trade convertible securities.  In selecting convertible securities, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation.  In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer’s profits, and the issuer’s management capability and practices.  Convertible securities are senior to common stock in an issuer’s capital structure, but are subordinated to any senior debt securities.  Consequently, the issuer’s convertible securities generally may be viewed as having more risk than its senior debt securities but less risk than its common stock.

Equity Securities of Large-Capitalization Companies.  To the extent the Equity Income Plus Fund invests in the equity securities of large-capitalization companies, it will be exposed to the risks of larger-sized companies.  Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.  Also, large- capitalization companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Table of Contents - Statement of Additional Information

Equity Securities of Small- and Medium-Capitalization Companies.  To the extent the Equity Income Plus Fund invests in the equity securities of small- and medium- capitalization companies, it will be exposed to the risks of smaller-sized companies.  Small- and medium- capitalization companies may have narrower markets for their goods and/or services and may have more limited managerial and financial resources than larger, more established companies.  Furthermore, such companies may have limited product lines, services, markets, or financial resources or may be dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership or are typically followed by fewer security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Equity Income Plus Fund.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Equity Income Plus Fund’s portfolio.

Writing Covered Call Options
The Equity Income Plus Fund will generally write (sell) covered call options on equity securities to reduce the volatility of the portfolio and/or to earn premium income.  A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date).  As the writer of the call option, the Equity Income Plus Fund receives cash (the premium) from the buyer.  A written call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period.  Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices.  In addition, the Equity Income Plus Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund.  The principal reason for the Equity Income Plus Fund to write call options on securities held by the Fund is to attempt to realize additional cash flow through the receipt of premiums, as well as reducing the Fund’s volatility. The writing of covered call options may tend to reduce the volatility of the Fund because the option premium received will reduce any losses on the underlying securities, but only by the amount of the premium.

The Equity Income Plus Fund may effectively terminate its obligation under a written covered call option by entering into a closing transaction.  For example, the Fund may terminate its obligation by purchasing an identical call option.  There is no assurance that a closing transaction can be effected at a favorable price.  During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Purchasing Index Put Options
The Equity Income Plus Fund may periodically buy index put options with the objective of obtaining downside protection from a significant equity market decline that may occur over a specified period.  The value of an index put option generally increases as the underlying securities or indices decrease, and the value of the puts generally decrease as those stocks (and the index) increase in price.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being less than (in the case of a put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500 Index, and others may be based on a narrower index, such as the Philadelphia Stock Exchange Over-the-Counter Index.

Table of Contents - Statement of Additional Information

Each of the exchanges has established limitations governing the maximum number of put options on the same index that may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These position limits may restrict the number of listed options that the Equity Income Plus Fund may buy or sell.

Puts on indices are similar to puts on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the Equity Income Plus Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When the Equity Income Plus Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

If the Equity Income Plus Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the Equity Income Plus Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

Option Transactions in General
The Equity Income Plus Fund will generally write covered call options as well as purchase index put options.  Option transactions in which the Equity Income Plus Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	there may be an imperfect or no correlation between the option and the securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Equity Income Plus Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund.  The success of the Fund in using the option strategies described above depends, among other things, on the Adviser’s ability to predict the direction and volatility of price movements in the options and securities markets and the Adviser’s ability to select the proper time, type and duration of the options.

By writing call options, the Equity Income Plus Fund limits its opportunity to profit from an increase in the market price of the underlying securities above the exercise price, plus the premium from writing such call options.

Table of Contents - Statement of Additional Information

The Equity Income Plus Fund may purchase index put options to attempt to provide protection against significant adverse price effects from declines in prevailing prices of securities.  The purchase of an index put option generally protects the value of portfolio holdings in a sharply falling market during the life of the put option.  If an index put option purchased by the Equity Income Plus Fund were permitted to expire without being sold or exercised, its premium would represent a loss realized by the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy.  The Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market.  Although the Equity Income Plus Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time.  If an option purchased by the Equity Income Plus Fund expires unexercised, the Fund will lose the premium it paid.  In addition, the Fund could suffer a loss if the premium paid by the Equity Income Plus Fund in a closing transaction exceeds the premium income it received.  When the Equity Income Plus Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

Other Investment Companies
The Equity Income Plus Fund may invest its assets in shares of other investment companies, including money market funds or exchange-traded funds (“ETFs”).  The Equity Income Plus Fund’s investments in money market funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.  The Equity Income Plus Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act.  Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring: (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund.  However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if: (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%.  Rule 12d1-3 under the 1940 Act provides that a Fund relying on Section 12(d)(1)(F) may offer or sell any securities it issues through a principal underwriter or otherwise at a public offering price not including a sales load of more than 1 1/2% if any sales charge and service fees charged do not exceed the limits set forth in FINRA Rule 2830.

If the Equity Income Plus Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.  In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days.  In addition to the advisory and operational fees the Equity Income Plus Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses of each other investment company.

Table of Contents - Statement of Additional Information

Exchange-Traded Funds
Each share of an ETF represents an undivided ownership interest in the portfolio of securities held by that ETF.  An ETF is an investment company that offers investors a proportionate share in a portfolio of stocks, bonds, commodities, currencies or other securities.  Like individual equity securities, ETFs are traded on a stock exchange and can be bought and sold throughout the day.

Traditional ETFs attempt to achieve the same investment return as that of a particular market index.  To mirror the performance of a market index, an ETF invests either in all of the securities in a particular index in the same proportion that is represented in the index itself or in a representative sample of securities in a particular index in a proportion meant to track the performance of the entire index.  Such ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index.  Because such ETFs have operating expenses and transaction costs, while a market index does not, they typically will be unable to match the performance of the index exactly.  Alternatively, some ETFs use active investment strategies instead of tracking broad market indices and, as a result, may incur greater operating expenses and transactions costs than traditional ETFs.  Investments in ETFs are investments in other investment companies.  (See “Other Investment Companies,” above.)

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all.  Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called “creation units.”  Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption.  Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day.  ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the securities of an underlying portfolio and can be redeemed into the securities of an underlying portfolio on any day, arbitrage traders may move to profit from any discrepancies between the market price of the ETF’s shares in the secondary market and the NAV per share of the ETF’s portfolio, which helps to close the price gap between the two.  Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its NAV.

The Equity Income Plus Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, the Equity Income Plus Fund may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities and use it (and any required cash) to purchase creation units, if the Adviser believes it is in the Fund’s best interest to do so.  The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

The Equity Income Plus Fund will invest in ETF shares only if the ETF is registered as an investment company (see “Other Investment Companies” above) under the 1940 Act.  If an ETF in which the Equity Income Plus Fund invests ceases to be a registered investment company, the Fund will dispose of the securities of the ETF.  Furthermore, in connection with its investment in ETF shares, the Fund will incur various costs.  The Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs.  In addition, the Fund is subject to other fees as an investor in ETFs.  Generally, those fees include, but are not limited to, trustees fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the net asset value (“NAV”) of ETFs and therefore the shares representing a beneficial interest therein.

Table of Contents - Statement of Additional Information

There is a risk that the underlying ETFs in which the Equity Income Plus Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETFs, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF.  Also, because the ETFs in which the Fund intends to principally invest are each granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Adviser believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.

When-Issued and Delayed Delivery Securities
The Funds may purchase securities on a when-issued or delayed delivery basis.  The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction.  Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to a Fund during the period prior to settlement.  At the time the Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its NAV.  At the time of delivery of the securities, the value may be more or less than the purchase price.  The Fund will not receive income from these securities until such securities are delivered.  A Fund will also establish a segregated account with its custodian, in which it will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities.

Initial Public Offerings
The Equity Income Plus Fund may invest up to 10% of its net assets in shares in initial public offerings (“IPOs”).  Because IPO shares frequently are volatile in price, the Equity Income Plus Fund may hold IPO shares for a very short period of time.  This may increase the turnover of the Equity Income Plus Fund’s portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs.  By selling shares, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders.  Investing in IPOs has added risks because their shares are frequently volatile in price.  As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Equity Income Plus Fund’s portfolio.

Commodity Pool Operator Exclusion
The Advisers currently intend to operate the Funds in compliance with the requirements of Rule 4.5 of the CFTC regulations under the Commodity Exchange Act (the “CEA”).  As a result, the Funds are not deemed to be “commodity pools” under the CEA and will be limited in their ability to use futures and options on futures or commodities or engage in swap transactions for other than bona fide hedging purposes, to the extent such transactions are permitted under the investment policies.  Provided the Funds operate within the limits of Rule 4.5, each Adviser will be excluded from registration with the CFTC and regulation under the CEA and each Adviser will not be deemed to be a “commodity pool operator” with respect to the operations of the Funds.  If a Fund were no longer able to claim the exclusion, the Fund and its Adviser, to the extent trading in commodity interests, would be subject to regulation under the CEA.

To the extent the Adviser can no longer rely on the Rule 4.5 exclusion, the impact to the Fund of CFTC requirements is uncertain.  CFTC-mandated disclosure, reporting and recordkeeping obligations would apply with respect to the applicable Fund.  Being required to register as a “commodity pool operator” could reduce investment returns or limit a Fund’s ability to implement its investment strategy.  Investors in the Funds and their financial advisers should consider whether a Fund’s potential status as a “commodity pool” under the CEA before investing in the Fund.

Table of Contents - Statement of Additional Information

Real Estate Investment Trusts (“REITs”)
Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They also may realize gains or losses from the sale of properties.  Equity REITs generally exercise some degree of control over the operational aspects of their real estate investments, lease terms and property maintenance and repair.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties and are paid interest by the owners of the financed properties.  Hybrid REITs invest both in real property and in mortgages.

A REIT generally is not taxed on income distributed to its shareholders if it complies with certain federal income tax requirements relating primarily to its organization, ownership, assets and income and, further, if it distributes the vast majority of its taxable income to shareholders each year.  Consequently, REITs tend to focus on income-producing real estate investments.

The Fund’s investments in REITs may be adversely affected by deteriorations of the real estate rental market, in the case of REITs that primarily own real estate, or by deteriorations in the creditworthiness of property owners and changes in interest rates in the case of REITs that primarily hold mortgages.  Equity and mortgage REITs also are dependent upon specialized management skills, may not be diversified in their holdings and are subject to the risks of financing projects.  REITs also may be subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.  Under certain circumstances, a REIT may fail to qualify for pass-through tax treatment, which would subject the REIT to federal income taxes and adversely affect the Fund’s return on its investment in the REIT.

Temporary Strategies; Cash or Similar Investments
For temporary defensive purposes, an Adviser may invest up to 100% of a Fund’s total assets in high-quality, short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include shares of government money market mutual funds, U.S. Government securities and U.S. Government Agency securities.  Taking a temporary defensive position may result in a Fund not achieving its investment objective.  Furthermore, to the extent that a Fund invests in money market mutual funds for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market funds’ management fees and operational expenses.

For longer periods of time, a Fund may hold a substantial cash position.  If the market advances during periods when a Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested, and this may result in the Fund not achieving its investment objective during that period.  To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  A Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  A Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Table of Contents - Statement of Additional Information

Your cost of investing in a Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to a Fund’s direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions that at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged.  In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of its assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A‑2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Table of Contents - Statement of Additional Information

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Borrowing
Each Fund may borrow to increase its portfolio holdings of securities.  Each Fund will limit its borrowing to an amount not to exceed one-third of its total assets.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  This coverage allows the Funds to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings).  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, a Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Funds’ assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of a Fund’s agreement with its lender, the asset value per share of a Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.  The interest that a Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains.  Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of a Fund compared with what it would have been without leverage.

Illiquid Securities
Under federal securities laws, each Fund is limited to investing only up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security.  Currently each Fund intends to limit its investments in illiquid securities to 10% of its net assets.  Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired.  There are generally no restrictions on a Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid.  Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.  The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees).

A Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security.  Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed.  If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets under federal securities laws.  Investing in Rule 144A securities could have the effect of increasing the level of a Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities.  The Funds are permitted to sell restricted securities to qualified institutional buyers.

Table of Contents - Statement of Additional Information

Investment Restrictions

Fundamental Investment Restrictions
The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, each of which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities” of a Fund, as defined under the 1940 Act.  Under the 1940 Act, the vote of the holders of a “majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented; or (ii) more than 50% of the outstanding shares of a Fund.

Each Fund may not:

1.	issue senior securities, borrow money or pledge its assets, except that (i) a Fund may borrow from banks in amounts not exceeding one-third of its total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales in accordance with its objectives and strategies;

2.	underwrite the securities of other issuers (except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended);

3.	purchase or sell real estate or interests in real estate, unless acquired as a result of ownership of securities (although a Fund may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate);

4.	purchase or sell commodities or commodities contracts, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by commodities;

5.	make loans of money (except for the lending of a Fund’s portfolio securities and purchases of debt securities consistent with the investment policies of the Fund);

6.	with respect to 75% of its total assets, purchase the securities of any one issuer if, immediately after and as a result of such purchase, (a) the value of a Fund’s holdings in the securities of such issuer exceeds 5% of the value of a Fund’s total assets, or (b) a Fund owns more than 10% of the outstanding voting securities of the issuer; (with the exception that these restrictions do not apply to a Fund’s investments in the securities of the U.S. Government, or its agencies or instrumentalities, or other investment companies); or

Table of Contents - Statement of Additional Information

7.	invest in the securities of any one industry if, as a result, 25% or more of a Fund’s total assets would be invested in the securities of such industry, except that the foregoing does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Non-Fundamental Investment Restrictions
The following lists the non-fundamental investment restrictions applicable to the Funds.  These restrictions can be changed by the Board of Trustees, but the change will only be effective after prior written notice is given to shareholders of the Fund.

Each Fund may not:

1.	invest more than 15% of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice; and

2.	make any change in its investment policy of investing in securities suggested by the Fund’s name without first changing the Fund’s name and providing shareholders with at least 60 days’ prior written notice.

Management of the Fund

Board of Trustees
The management and affairs of the Funds are supervised by the Board of Trustees.  The Board of Trustees consists of four individuals.  The Trustees are fiduciaries for the Funds’ shareholders and are governed by the laws of the State of Delaware in this regard.  The Board of Trustees establishes policies for the operation of the Funds and appoints the officers who conduct the daily business of the Funds.

Trustees and Officers
The Trustees and officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 3202 Age: 61	Trustee	Indefinite Term; Since August 22, 2001	35	Professor and Chair, Department of Accounting, Marquette University (2004-present).	Independent Trustee, USA MUTUALS (an open-end investment company with one portfolio ).
Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 60	Trustee	Indefinite Term; Since August 22, 2001	35	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with one portfolio ).

Table of Contents - Statement of Additional Information

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Age: 73	Trustee	Indefinite Term; Since October 23, 2009	35
Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).

Independent Manager, Ramius IDF fund complex (two closed-end investment companies); Independent Trustee, Gottex Trust (an open-end investment company with one portfolio); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010-2015).

Interested Trustee and Officers
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 54	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	35	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-present).	Trustee, Buffalo Funds (an open-end investment company with ten portfolios); Trustee, USA MUTUALS (an open-end investment company with one portfolio ).
John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 59	President and Principal Executive Officer	Indefinite Term, Since January 24, 2013	N/A	Vice President , U.S. Bancorp Fund Services, LLC (2004-Present).	N/A

Table of Contents - Statement of Additional Information

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Age: 42	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President , U.S. Bancorp Fund Services, LLC (2002-Present).	N/A
Anita M. Zagrodnik 615 E. Michigan St. Milwaukee, WI 53202 Age: 56	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2014	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC, (January 2014- present); CCO (2003-2013) and Senior Vice President, Ariel Investments, LLC (2010-2013).	N/A
Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Secretary	Indefinite Term; Since May 29, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012-present); Research Associate, Vista360, LLC (2010-2012).	N/A
Jesse J. Schmitting 615 E. Michigan St. Milwaukee, WI 53202 Age: 34	Assistant Treasurer	Indefinite Term; Since July 21, 2011	N/A	Assistant Vice President , U.S. Bancorp Fund Services, LLC (2008-Present).	N/A
Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since January 22, 2015	N/A	Assistant Vice President , U.S. Bancorp Fund Services, LLC (2010-present).	N/A
Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Age: 28	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Officer , U.S. Bancorp Fund Services, LLC (2011-present).	N/A
Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Officer , U.S. Bancorp Fund Services, LLC (2010-present).	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC (the “Distributor”), the Funds’ principal underwriter.

Table of Contents - Statement of Additional Information

Role of the Board
The Board of Trustees provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust and its individual series, such as the Adviser, Distributor, and the Fund’s administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements with the Adviser, Distributor, and the Trust’s administrator, custodian and transfer agent.  The Board has appointed various individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a CCO who reports directly to the Board and who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters, including an annual compliance review.  Some of these reports are provided as part of formal “Board Meetings,” which are held five times per year, in person, and such other times as the Board determines is necessary, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal Board Meetings to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  The Board of Trustees is composed of three Independent Trustees – Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel – and one Trustee who is an “interested person” or the Trust (the “Interested Trustee”) – Mr. Joseph C. Neuberger.  Accordingly, 75% of the members of the Board are Independent Trustees, Trustees that are not affiliated with the Adviser or its affiliates or any other investment adviser or other service provider to the Trust or any underlying fund.  The Board of Trustees has established three standing committees, an Audit Committee, a Nominating Committee and a Valuation Committee, which are discussed in greater detail under “Board Committees” below.  Each of the Audit Committee and the Nominating Committee are composed entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

The Trust’s Chairperson, Mr. Neuberger, is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is a board member and an interested person of the Distributor, which acts as principal underwriter to many of the Trust’s underlying funds.  Mr. Neuberger also serves as Executive Vice President of U.S. Bancorp Fund Services, LLC (the “Administrator” or “USBFS”).  The Trust has not appointed a lead Independent Trustee.

In accordance with the fund governance standards prescribed under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions.  Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and skills as set forth in the subsection “Trustee Qualifications” below.

The Board reviews its structure regularly in light of the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds.

Table of Contents - Statement of Additional Information

The Board has determined that the function and composition of the Audit Committee and the Nominating Committee are appropriate means to address any potential conflicts of interest that may arise from the Chairperson’s status as an Interested Trustee.  In addition, the inclusion of all Independent Trustees as members of the Audit Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board’s oversight duties, including oversight of risk management processes discussed below.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel, including personnel of the Trust’s service providers.  Because risk management is a broad concept composed of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the CCO regularly reports to the Board during Board Meetings and meets in executive session with the Independent Trustees and their legal counsel to discuss compliance and operational risks.  In addition, the Independent Trustee designated as the Audit Committee’s “audit committee financial expert” meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the investment advisers to the underlying funds and the portfolio managers as to investment risks as well as other risks that may be discussed during Audit Committee meetings.

Trustee Qualifications
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  The Trustees have substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and assess information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the Trustees have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a “self-assessment” wherein the effectiveness of the Board and the individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each individual Trustee.  The information provided below, and in the table above, is not all-inclusive.  Many of the Trustees’ qualifications to serve on the Board involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

Michael D. Akers, Ph.D., CPA.  Dr. Akers has served as an Independent Trustee of the Trust since 2001.  Dr. Akers has also served as an independent trustee of USA Mutuals, an open-end investment company, since 2001.  Dr. Akers has been a Professor and Chair of the Department of Accounting of Marquette University since 2004, and was Associate Professor of Accounting at Marquette University from 1996 to 2004.  Dr. Akers is a certified public accountant, a certified fraud examiner, a certified internal auditor and a certified management accountant.  Through his experience as a trustee of mutual funds and his employment experience, Dr. Akers is experienced with financial, accounting, regulatory and investment matters.

Gary A. Drska.  Mr. Drska has served as an Independent Trustee of the Trust since 2001.  Mr. Drska has also served as an independent trustee of USA Mutuals since 2001.  Mr. Drska has served as a Pilot of Frontier/Midwest Airlines, Inc., an airline company, since 1986.  Through his experience as a trustee of mutual funds, Mr. Drska is experienced with financial, accounting, regulatory and investment matters.

Table of Contents - Statement of Additional Information

Joseph C. Neuberger.  Mr. Neuberger has served as a Trustee of the Trust since 2001.  Mr. Neuberger has also served as a trustee of USA Mutuals since 2001 and Buffalo Funds, an open-end investment company, since 2003.  Mr. Neuberger has served as Executive Vice President of the Administrator, a multi-service line service provider to mutual funds, since 1994.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Neuberger is experienced with financial, accounting, regulatory and investment matters.

Jonas B. Siegel, CPA.  Mr. Siegel has served as a Trustee of the Trust since 2009.  Since 2011, Mr. Siegel has also served as an Independent Manager of the Ramius IDF fund complex, which is composed of two closed-end investment companies.  Since 2013, Mr. Siegel has served as an independent trustee of Gottex Trust, an open-end investment company.  Mr. Siegel previously served as a trustee of the Gottex Multi-Asset Endowment fund complex, from 2010 to 2015 and as a trustee of the Gottex Multi-Alternatives fund complex from 2010 to 2015, each of which is composed of three closed-end investment companies.  He also served as the Managing Director, CAO and CCO of Granite Capital International Group, LP, an investment management firm, from 1994 to 2011, as Vice President, Secretary, Treasurer and CCO of Granum Series Trust, an open-end investment company, from 1997 to 2007, and as President, CAO and CCO of Granum Securities, LLC, a broker-dealer, from 1997 to 2007.  Mr. Siegel is a certified public accountant.  Through his experience as a trustee of mutual funds and his employment experience, Mr. Siegel is experienced with financial, accounting, regulatory and investment matters.

Trustee Ownership of Fund Shares
As of December 31, 201 5 , no Trustee or officer of the Trust beneficially owned shares of the Fund or any other series of the Trust.

Furthermore, as of December 31, 201 5 , neither the Trustees who are not “interested” persons of the Funds, nor members of their immediate families, owned securities beneficially, or of record, in the Adviser, the Funds’ Distributor or any of their affiliates.  Accordingly, neither the Trustees who are not “interested” persons of the Funds nor members of their immediate families, have a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Funds’ Distributor or any of their affiliates  In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Adviser, the Distributor or any affiliate thereof was a party.

Board Committees

Audit Committee.  The Trust has an Audit Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Audit Committee reviews financial statements and other audit-related matters for the Funds.  The Audit Committee also holds discussions with management and with the Funds’ independent auditors concerning the scope of the audit and the auditor’s independence.  Dr. Akers is designated as the Audit Committee chairman and serves as the Audit Committee’s “audit committee financial expert,” as stated in the annual reports relating to the series of the Trust.  During the past fiscal year, the Audit Committee met twice with respect to the Funds.

Nominating Committee.  The Trust has a Nominating Committee, which is composed of the Independent Trustees, Dr. Michael D. Akers, Mr. Gary A. Drska and Mr. Jonas B. Siegel.  The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary.  As part of this process, the Nominating Committee considers criteria for selecting candidates sufficient to identify a diverse group of qualified individuals to serve as trustees.

Table of Contents - Statement of Additional Information

The Nominating Committee will consider nominees recommended by shareholders for vacancies on the Board of Trustees.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required information, must be delivered to and received by the Secretary of the Trust at the principal executive office of the Trust not later than 60 days prior to the shareholder meeting at which any such nominee would be voted on. Shareholder recommendations for nominations to the Board of Trustees will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board of Trustees.  The Nominating Committee’s procedures with respect to reviewing shareholder nominations will be disclosed as required by applicable securities laws.  During the past fiscal year, the Nominating Committee met once.

Valuation Committee.  The Trust has a Valuation Committee.  The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, for determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board.  The Valuation Committee is currently composed of Mr. John Buckel, Ms. Jennifer Lima and Mr. Jesse Schmitting, who each serve as an officer of the Trust.  The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.  During the past fiscal year, the Valuation Committee did not meet with respect to the Funds.

Trustee Compensation
The Independent Trustees receive from the Trust a retainer fee of $50,000 per year, $2,500 per in-person Board meeting attended and $1,000 per telephonic Board meeting attended, as well as reimbursement for expenses incurred in connection with attendance at Board meetings.  Members of the Audit Committee receive $1,500 for each meeting of the Audit Committee attended.  The chairman of the Audit Committee receives an annual retainer of $2,500.  Interested Trustees do not receive any compensation for their service as Trustee.  For the fiscal year ended May 31, 2016, the Trustees received the following compensation from the Funds:

Name of Person/Position	Aggregate Compensation from the Equity Income Plus Fund(1)	Aggregate Compensation from the Short Term U.S. Government Agency Income Fund(1)	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from the Funds and the Trust(2) Paid to Trustees
Dr. Michael D. Akers, Independent Trustee(3)(4)	$2,010	$2,010	None	None	$79,750
Gary A. Drska Independent Trustee(3)	$1,910	$1,910	None	None	$76,000
Jonas B. Siegel, Independent Trustee(3)	$1,910	$1,910	None	None	$73,000
Joseph C. Neuberger, Interested Trustee	None	None	None	None	None
(1)	Trustees’ fees and expenses are allocated among the Fund and any other series comprising the Trust.
(2)	There are currently thirty-three other portfolios comprising the Trust.
(3)	Audit Committee member.
(4)	Audit Committee chairman.

Table of Contents - Statement of Additional Information

Control Persons and Principal Shareholders
A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a Fund or acknowledges the existence of control.  A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by a Fund.  Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of the management of a Fund.  As of August 31, 201 6 , no person was a control person of the Funds, and all Trustees and officers as a group owned beneficially (as defined in Section 13(d) of the Securities Exchange Act of 1934) less than 1% of the shares of each Fund.  As of August 31, 201 6 , the following shareholders were considered to be principal shareholders of the Funds:

Principal Shareholders – Equity Income Plus Fund Institutional Share Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
MARIL & Co., FBO NG c/o BMO Harris Bank NA, Attn: MF 480 Pilgrim Way, Suite 1000 Green Bay, WI 54304-5280	N/A	N/A	31.23%	Record
National Financial Services, LLC For the Exclusive Benefit of Customers Attn: Mutual Funds Dept. 499 West Washington Boulevard Jersey City, NJ 07310-2010	N/A	N/A	21.96%	Record
MITRA & Co., FBO 61 c/o BMO Harris Bank NA, Attn: MF 480 Pilgrim Way, Suite 1000 Green Bay, WI 54304-5280	N/A	N/A	9.41%	Record
NTC & Co., Cust. FBO Martin D. Sass P.O. Box 173859 Denver, CO 80217-3859	N/A	N/A	9.12%	Record
ILA PRSSA Pension Fund U/A 11/7/1973 ILA PRSSA Pension Plan P.O. Box 361979 San Juan, PR 00936-1979	N/A	N/A	6.77%	Beneficial
Charles Schwab & Co., Inc. Special Custody Account FBO Customers Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	N/A	N/A	5.44%	Record

Table of Contents - Statement of Additional Information

Principal Shareholders – Equity Income Plus Fund Investor Share Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
NFS LLC FEBO Various Accounts 1048 Seacove Circle, Apt. B London. OH 43140-9158	Fidelity Global Brokerage Group, Inc.	DE	51.77%	Record
Pershing LLC P.O. Box 2052 Jersey City, NJ 07303-2052	Pershing Group LLC	DE	33.00%	Record
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn: Mutual Fund Ops Manager 60 South Sixth Street – P08 Minneapolis, MN 55402-4413	N/A	N/A	12.49%	Record

Principal Shareholders – Short Term U.S. Government Agency Income Fund Institutional Share Class
Name and Address	Parent Company	Jurisdiction	% Ownership	Type of Ownership
John Hancock Trust Company LLC 690 Canton Street, Suite 100 Westwood, MA 02090-2324	N/A	NH	33.57%	Record
National Financial Services, LLC For the Exclusive Benefit of Customers Attn: Mutual Funds Dept. 499 West Washington Boulevard Jersey City, NJ 07310-2010	Fidelity Global Brokerage Group, Inc.	DE	30.58%	Record
Pershing P.O. Box 2052 Jersey City. NJ 07303-2052	N/A	N/A	8.51%	Record
MLFP S For the Sole Benefit of Its Customers 4800 Deer Lake Drive East Jacksonville, FL 32246-6484	NA	NA	7.46%	Record

Mr. Martin D. Sass is considered to be an affiliate of the M.D. Sass Equity Income Plus Fund and M.D. Sass, LLC by virtue of his indirect control of more than 5% of the outstanding voting securities of the M.D. Sass Equity Income Plus Fund.

Investment Adviser
As stated in the Prospectus, investment advisory services are provided to the Short Term U.S. Government Agency Income Fund and the Equity Income Plus Fund by MDSIS and M.D. Sass, respectively, the Advisers, pursuant to investment advisory agreements (each, an “Advisory Agreement”).  Mr. Martin D. Sass, Chairman, Chief Executive Officer and Director of the Adviser, and Mr. Hugh R. Lamle, President and Director of the MDSIS, each beneficially own more than 25% of the outstanding stock of the Advisers.  Accordingly, Mr. Sass and Mr. Lamle are each presumed to be control persons of the Advisers.

Table of Contents - Statement of Additional Information

After an initial two-year period, each Advisory Agreement continues in effect from year to year, only if such continuance is specifically approved at least annually by: (i) the Board of Trustees or the vote of a majority of the outstanding voting securities of the applicable Fund; and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Advisory Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  Each Advisory Agreement is terminable without penalty by the Trust, on behalf of the applicable Fund, upon 60 days’ written notice to the Adviser, when authorized by either: (i) a majority vote of the outstanding voting securities of the Fund; or (ii) by a vote of a majority of the Board of Trustees, or by the Adviser upon 60 days’ written notice to the Trust.  Each Advisory Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  Each Advisory Agreement provides that the Adviser under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Fund, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

In consideration of the services provided by MDSIS pursuant to the Advisory Agreement, MDSIS is entitled to receive from the Short Term U.S. Government Agency Income Fund a management fee computed daily and paid monthly, based on a rate equal to 0.30% of the Fund’s average daily net assets, as specified in the Prospectus.  In consideration of the services provided by M.D. Sass pursuant to the Advisory Agreement, M.D. Sass is entitled to receive from the Equity Income Plus Fund a management fee computed daily and paid monthly, based on a rate equal to 0.75% of the Fund’s average daily net assets, as specified in the Prospectus.  However, an Adviser may voluntarily agree to waive a portion of the management fees payable to it on a month‑to‑month basis, including additional fees above and beyond any contractual agreement the Adviser may have to waive management fees and/or reimburse Fund expenses.

The table below sets forth, for the fiscal periods ended May 31, 2016, 2015 and 2014, the advisory fees accrued by each Fund under the Advisory Agreement, the amount of the advisory fees waived by the Adviser, and the total advisory fees paid by the Fund to each Adviser under the Advisory Agreement:

Equity Income Plus Fund
Fiscal Period Ended	Advisory Fee	(Waiver)	Advisory Fee after Waiver
May 31, 2016	$1,150,719	($426,384)	$724,335
May 31, 2015	$834,131	($336,475)	$497,656
May 31, 2014(1)	$334,340	($242,362)	$91,978
(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.

Short Term U.S. Government Agency Income Fund
Fiscal Period Ended	Advisory Fee	(Waiver)/Recoupment	Advisory Fee after Waiver/Recoupment
May 31, 2016	$297,762	($8,541)	$289,221
May 31, 2015	$299,045	$9,589	$308,634
May 31, 2014	$319,875	($9,589)	$310,286

Fund Expenses.  Each Fund is responsible for its own operating expenses.  Each Adviser has agreed to reduce management fees payable to it by the Funds and/or to reimburse the Funds’ operating expenses to the extent necessary to limit the Funds aggregate annual operating expenses (exclusive generally of interest, acquired fund fees and expenses, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), tax expenses, dividends and interest expenses on short positions, brokerage commissions, and extraordinary expenses) to the limit set forth in the “Fees and Expenses of the Fund” tables in the Prospectus.  Any such reimbursement made by an Adviser of its management fees or reimbursement of expenses that are a Fund’s obligation are subject to reimbursement by the applicable Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the limitation on that Fund’s expenses.  An Adviser is permitted to be reimbursed only for management fee waivers and expense payments made in the previous three fiscal years from the date the expense was incurred.  Any such reimbursement is also contingent upon the Board of Trustees’ subsequent review and ratification of the reimbursed amounts.  Such reimbursement may not be paid prior to a Fund’s payment of current ordinary operating expenses.

Table of Contents - Statement of Additional Information

Portfolio Managers
As stated in the Prospectus, the Advisers use a team approach for portfolio security selection and decision-making.  Mr. Dominic Bruno, Ms. Nancy Persoons, Mr. Lipkee Lu and Mr. Steve Clancy are the portfolio managers for the Short Term U.S. Government Agency Income Fund, and Mr. Ari Sass serves as Senior Portfolio Manager of the Equity Income Plus Fund (each a “Portfolio Manager,” and together, the “Portfolio Managers”).

Mr. Martin D. Sass is involved in managing the Equity Income Plus Fund in his capacity as Chairman and CEO and head of the M.D. Sass equity team, which manages all equity–oriented strategies of the firm, and provides oversight of the Equity Income Plus Fund.

Mr. Hugh R. Lamle is President of MDSIS and the founder of the taxable fixed income strategy and group.  In addition to overall supervisory responsibilities for the management team, Mr. Lamle is involved in risk management, technology infrastructure and systems, product design, security selection criteria and staffing.  Mr. Lamle does not manage individual portfolios or trade securities.  Mr. Dominic Bruno is the sole senior Portfolio Manager on the management team for the Short Term U.S. Government Agency Income Fund; however, the Portfolio Managers manage all accounts and investment vehicles on a team basis.  Specifically, all Portfolio Managers are involved equally in all functional roles in the process of portfolio management, including strategy, trading, research, portfolio rebalancing, compliance and other portfolio related functions.  The collective decision making and implementation process is made effective due to the government/agency nature of the underlying investment securities.

The following table provides information regarding other accounts managed by the Portfolio Managers as of May 31, 201 6 .

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Hugh R. Lamle
Other Registered Investment Companies	1	$97,235,377	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	126	$2,715,466,597	0	$0

Table of Contents - Statement of Additional Information

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Dominic Bruno
Other Registered Investment Companies	1	$97,235,377	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	126	$2,715,466,597	0	$0

Nancy Persoons
Other Registered Investment Companies	1	$97,235,377	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	126	$2,715,466,597	0	$0

Lipkee Lu
Other Registered Investment Companies	1	$97,235,377	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	126	$2,715,466,597	0	$0

Steve Clancy
Other Registered Investment Companies	1	$97,235,377	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	126	$2,715,466,597	0	$0

Ari Sass
Other Registered Investment Companies	1	$135,094,370	0	$0
Other Pooled Investment Vehicles	1	$135,521,114	1	$131,521,114
Other Accounts	125	$1,749,038,293	0	$0

Table of Contents - Statement of Additional Information

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance

Martin D. Sass
Other Registered Investment Companies	1	$135,094,370	0	$0
Other Pooled Investment Vehicles	1	$135,521,114	1	$131,521,114
Other Accounts	125	$1,749,038,293	0	$0

The Portfolio Managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with the management of the Funds’ investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts may have similar investment objectives as the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Managers could favor one account over another.  Another potential conflict could include the Portfolio Managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Managers could use this information to the advantage of other accounts and to the disadvantage of the Funds.  However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Each Portfolio Manager is compensated for his or her services by the Adviser.  Such compensation for the Portfolio Managers of each Fund consists of a fixed salary and participation in incentive compensation plans designed to reward them for the short and long term performance of client portfolios and growth in these portfolios due to both investment results and a high level of client services.  Mr. Martin Sass is the controlling member of M.D. Sass, LLC.  As such, his compensation consists of a fixed salary and participation in distributions made by M.D. Sass to its members.

As of May 31, 201 6 , the Portfolio Managers beneficially owned shares of the Funds as follows:

Dollar Range of Equity Securities in the Funds
Name of Portfolio Manager	Equity Income Plus Fund	Short Term U.S. Government Agency Income Fund
Hugh Lamle	None	$100,001 - $500,000
Dominic Bruno	None	$100,001 - $500,000
Nancy Persoons	None	$10,001 - $50,000
Lipkee Lu	None	None
Steve Clancy	None	None
Ari Sass	$50,001 - $100,000	None
Martin D. Sass	Over $1,000,000	Over $1,000,000

Service Providers

Fund Administrator, Transfer Agent and Fund Accountant
Pursuant to an administration agreement between the Trust and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Administrator acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparing for signature by an officer of the Trust all of the documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and distribution disbursing agent under separate agreements with the Trust.

Table of Contents - Statement of Additional Information

For the fiscal periods indicated below, the Funds paid the following fees to the Administrator:

Administration Fees Paid During Fiscal Periods Ended May 31,
	2016	2015	2014
Equity Income Plus Fund(1)	$176,185	$136,503	$91,619
Short Term U.S. Government Agency Income Fund	$84,787	$113,570	$153,574
(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.

Custodian
U.S. Bank, N.A. (the “Custodian”), an affiliate of USBFS, is the custodian of the assets of the Funds pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian receives fees on a transactional basis plus out-of-pocket expenses.  The Custodian’s address is 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin, 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Legal Counsel
Godfrey & Kahn, S.C., 833 East Michigan Street, Suite 1800, Milwaukee, Wisconsin 53202, serves as counsel to the Funds.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, serves as the independent registered public accounting firm for the Funds.

Distribution and Servicing of Fund Shares
The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with the Distributor, Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, WI 53202, pursuant to which the Distributor acts as the Funds’ principal underwriter, provides certain administration services and promotes and arranges for the sale of the Funds’ shares.  The offering of the Funds’ shares is continuous, and the Distributor distributes the Funds’ shares on a best efforts basis.  The Distributor is not obligated to sell any certain number of shares of the Funds.  The Distributor, Administrator and Custodian are affiliated companies.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

The Distribution Agreement has an initial term of up to two years and will continue in effect only if its continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of a Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of a Fund on 60 days’ written notice when authorized either by a majority vote of the outstanding voting securities of a Fund or by vote of a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust.  The Distribution Agreement is terminable without penalty by the Distributor upon 60 days’ written notice to the Trust.  The Distribution Agreement will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Table of Contents - Statement of Additional Information

The Distributor received the following underwriting commissions on sales of the Equity Income Plus Fund’s shares during the fiscal periods ended May 31, 2016, May 31, 2015 and May 31, 2014:

2016	2015	2014
$0	$54,159	$0

The Distributor retained the following underwriting commissions on sales of the Equity Income Plus Fund’s shares during the fiscal periods ended May 31, 2016, May 31, 2015 and May 31, 2014:

2016	2015	2014
$0	$0	$0

The Distributor did not receive any underwriting commissions on the sale of the Short Term U.S. Government Agency Income Fund’s shares during the last three fiscal years.

Distribution (Rule 12b-1) Plans
The Equity Income Plus Fund has adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act on behalf of the Investor Class shares of the Fund and the Short Term U.S. Government Agency Income Fund has adopted a distribution plan pursuant to Rule 12b‑1 under the 1940 Act on behalf of the Retail Class shares of the Fund (each, a “Distribution Plan”).  The Equity Income Plus Fund has also adopted a Shareholder Servicing Plan (the “Shareholder Servicing Plan”) on behalf of the Fund’s Investor Class shares.

Rule 12b-1 Distribution Plan
Under its Distribution Plan, each Fund pays a fee to the Distributor (the “Distribution Fee”) for distribution and shareholder services on behalf of the Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund.  The Distribution Fee for the Equity Income Plus Fund is at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  The Distribution Fee for the Short Term U.S. Government Agency Income Fund is at the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retail Class shares.  Each Distribution Plan provides that the Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Distribution Plan, or to provide certain shareholder services.  Institutional Class shares of the Funds are not subject to the Distribution Plans and do not pay Rule 12b-1 distribution or shareholder servicing fees.

The Distribution Fee is payable to the Distributor regardless of the distribution-related expenses actually incurred on behalf of Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund.  Because the Distribution Fee is not directly tied to expenses, the amount of distribution fees paid by the Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan.  For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as a “compensation” plan.

Table of Contents - Statement of Additional Information

The Distributor may use the Distribution Fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund, the printing and mailing of prospectuses, statements of additional information and reports to other than current Fund shareholders, the printing and mailing of sales literature pertaining to a Fund, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that a Fund may, from time to time, deem advisable.

The table below shows the amount of Rule 12b-1 fees incurred by the Investor Class of the Equity Income Plus Fund and the allocation of such fees for the fiscal year ended May 31, 201 6 .

Actual Rule 12b-1 Expenditures Incurred by the Equity Income Plus Fund Investor Class During the Fiscal Year Ended May 31, 201 6

Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$381
Payment to Distributor	$0
Payment to dealers	$7,473
Compensation to sales personnel	$0
Other	$0
Total	$7,854

The table below shows the amount of Rule 12b-1 fees incurred by the Retail Class of the Short Term U.S. Government Agency Income Fund and the allocation of such fees for the fiscal year ended May 31, 201 6 .

Actual Rule 12b-1 Expenditures Incurred by the Short Term U.S. Government Agency Income Fund Retail Class During the Fiscal Year Ended May 31, 201 6
Total Dollars Allocated
Advertising/Marketing	$0
Printing/Postage	$0
Payment to Distributor	$0
Payment to dealers	$280
Compensation to sales personnel	$0
Other	$0
Total	$280

Each Distribution Plan provides that it will continue from year to year upon approval by the majority vote of the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operations of the Distribution Plan or in any agreement related to such plan (the “Qualified Trustees”), as required by the 1940 Act, cast in person at a meeting called for that purpose.  Each Distribution Plan also required that the trustees who are not “interested persons” of the Funds, select and nominate all other trustees who are not “interested persons” of the Funds.  Each Distribution Plan and any related agreements may not be amended to materially increase the amounts to be spent for distribution expenses without approval of shareholders holding a majority of the applicable Fund’s shares outstanding.  All material amendments to a Distribution Plan or any related agreements must be approved by a vote of a majority of the Board of Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

Table of Contents - Statement of Additional Information

Each Distribution Plan requires that the Distributor provide to the Board of Trustees, at least quarterly, a written report on the amounts and purpose of any payment made under the Distribution Plan.  The Distributor is also required to furnish the Board of Trustees with such other information as may reasonably be requested in order to enable the Board of Trustees to make an informed determination of whether each Distribution Plan should be continued.  With the exception of the Adviser, no “interested person” of the applicable Fund, as defined in the 1940 Act, and no Qualified Trustee of the Funds has or had a direct or indirect financial interest in the Distribution Plans or any related agreement.

Each Distribution Plan provides for the ability to use Investor Class assets of the Equity Income Plus Fund and Retail Class assets of the Short Term U.S. Government Agency Income Fund to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund (distribution services).  The payments made by a Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Investor Class shares of the Equity Income Plus Fund and Retail Class shares of the Short Term U.S. Government Agency Income Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from a Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Distribution Plan, a Fund may, from time to time, make payments under the Distribution Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, a Fund may make payments under the Distribution Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where a Fund is discussed.

To the extent these asset-based fees and other payments made under a Distribution Plan to these financial intermediaries for the distribution services they provide to the Equity Income Plus Fund’s Investor Class shareholders and the Short Term U.S. Government Agency Income Fund’s Retail Class shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from a Fund.  In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Equity Income Plus Fund’s Investor Class shares and the Short Term U.S. Government Agency Income Fund’s Retail Class shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Retail Class shares of the Short Term U.S. Government Agency Income Fund are not currently offered for purchase.

Equity Income Plus Fund Shareholder Servicing Plan
The Equity Income Plus Fund has adopted a Shareholder Servicing Plan on behalf of its Investor Class shares to pay for Investor Class shareholder support services from the Equity Income Plus Fund’s assets.  Payments are made pursuant to a Shareholder Servicing Agreement in an amount not to exceed 0.10% of the Equity Income Plus Fund’s average daily net assets attributable to Investor Class shares.  The Equity Income Plus Fund is responsible for paying a portion of shareholder servicing fees to each of the shareholder servicing agents who have written shareholder servicing agreements with the Equity Income Plus Fund, and perform shareholder servicing functions and maintenance of shareholder accounts on behalf of Investor Class shareholders.

Table of Contents - Statement of Additional Information

For the fiscal periods indicated below, the Investor Class shares of the Equity Income Plus Fund paid the following in shareholder servicing fees:

Equity Income Plus Fund – Investor Class Shares
Fiscal Periods Ended	Shareholder Servicing Fee
May 31, 2016	$3,060
May 31, 2015	$1,894
May 31, 2014(1)	$519
(1)	The Investor Class shares commenced operations on June 28, 2013.

Portfolio Transactions and Brokerage
Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Funds and which broker-dealers are eligible to execute the Funds’ portfolio transactions.  Purchases and sales of securities in the over-the-counter market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Funds will be effected through broker-dealers (including banks) that specialize in the types of securities that the Funds will be holding, unless the Adviser believes that better executions are available elsewhere.  Dealers usually act as principal for their own accounts.  Purchases from dealers will include a spread between the bid and the asked price.  If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available.  The full range and quality of services, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors available, will be considered in making these determinations.  In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that it may lawfully and appropriately use in its investment advisory capacities, as well as provide other brokerage services in addition to execution services.  The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Funds, to be useful in varying degrees, but of indeterminable value.  Portfolio transactions may be placed with broker-dealers who sell shares of the Funds subject to rules adopted by FINRA and the SEC.  Portfolio transactions may also be placed with broker-dealers in which the Adviser has invested on behalf of the Funds and/or client accounts.

While it is the Funds’ general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Funds, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Funds or to the Adviser, even if the specific services are not directly useful to the Funds and may be useful to the Adviser in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Funds may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Funds.

Table of Contents - Statement of Additional Information

Investment decisions for the Funds are made independently from those of other client accounts.  Nevertheless, it is possible that at times identical securities will be acceptable for both a Fund and one or more of such client accounts.  In such event, the position of a Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seek to acquire the same security as a Fund at the same time, a Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security.  Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between a Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as a Fund is concerned.  In other cases, however, it is believed that the ability of a Fund to participate in volume transactions may produce better executions for a Fund.  Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of its duties with respect to any of its accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including a Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Funds are required to identify any securities of their “regular brokers or dealers” that the Funds have acquired during the most recent fiscal period.  During the fiscal year ended May 31, 2016, the Funds did not acquire any securities of their “regular brokers or dealers”.

The Funds are also required to identify any brokerage transactions during the most recent fiscal period that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Funds.  The following table shows the amount of any such transactions and related commissions paid for research services for the fiscal year ended May 31, 201 6 :

Fund	Commissions	Transactions
Equity Income Plus Fund	$456,994	$69,179,912

No such transactions were made by the Short Term U.S. Government Agency Income Fund during the fiscal year ended May 31, 2016.

The following table shows the amounts paid by each Fund in brokerage commissions for the fiscal periods ended May 31, 2016, 2015 and 2014:

Brokerage Commissions Paid During Fiscal Periods Ended May 31,
Fund	2016	2015	2014
Equity Income Plus Fund (1)	$852,749(2)	$651,964 (2)	$272,470
Short Term U.S. Government Agency Income Fund	$0	$0	$0
(1)	The Equity Income Plus Fund commenced operations on June 28, 2013.
(2)	The increase in brokerage commissions from 2014 to 2015 and 2015 to 2016 is attributable to increased transaction activity on the part of investors in the Equity Income Plus Fund.

Portfolio Turnover
Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to above-average transaction costs and could generate capital gains, including short-term capital gains taxable to shareholders as ordinary income (for non-corporate shareholders, currently taxable at a maximum federal income tax rate of 39.6%).  To the extent that a Fund experiences an increase in brokerage commissions due to a higher portfolio turnover rate, the performance of the Fund could be negatively impacted by the increased expenses incurred by the Fund.

Table of Contents - Statement of Additional Information

For the fiscal years ended May 31, 2016 and 2015, the portfolio turnover rate for each Fund was as follows:

Portfolio Turnover During Fiscal Periods Ended May 31,
Fund	2016	2015
Equity Income Plus Fund	63.55%	87.20%
Short Term U.S. Government Agency Income Fund	182.08%(1)	99.63%
(1)	The increase in portfolio turnover from 2015 to 2016 is attributable to increased transaction activity on the part of investors in the Short Term U.S. Government Agency Income Fund.

Code of Ethics
The Funds, the Advisers and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act.  These Codes of Ethics permit, subject to certain conditions, personnel of the Advisers and Distributor to invest in securities that may be purchased or held by the Funds.

Proxy Voting Procedures
The Board of Trustees has adopted proxy voting policies and procedures (“Proxy Policies”) that delegate to the Adviser the authority to vote proxies relating to portfolio securities held by the Funds as part of its investment advisory services, subject to the supervision and oversight of the Board.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, taking into account the value of the Funds’ investments.

Policies of the Adviser
It is the policy of the Advisers to vote proxies in the interest of maximizing value for the Advisers’ clients, including the Funds.  The Advisers treat proxies as an asset of their clients, with the same care, diligence, and loyalty as any asset belonging to the client.  To that end, the Advisers will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the security to increase the most or decline the least.  Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.  The Advisers generally opposes placing restrictions on the business judgment of management.  The Advisers consider, on a case-by-case basis, executive compensation plans and support those that promote the adoption of fair, competitive compensation packages for executives and it reviews matters relating to changes in a company’s charter documents and generally vote in favor of those measures that provide management with the most operational flexibility.

The Advisers realize that due to the difficulty of predicting and identifying all material conflicts, they must rely on their employees to notify the Adviser’s Chief Compliance Officer or general counsel of any material conflict that may impair their ability to vote proxies in an objective manner.  In addition, the Advisers’ general counsel, Chief Compliance Officer, or their designees will reasonably try to assess any material conflicts between the Advisers’ interests and those of the Funds with respect to proxy voting.

Table of Contents - Statement of Additional Information

In the event of a conflict between the interests of the Adviser and the Funds, the Trust’s policies provide that the conflict may be disclosed to the Board of Trustees or its delegate, who shall provide direction on how to vote the proxy.  The Board of Trustees has delegated this authority to the Independent Trustees, and the proxy voting direction in such a case shall be determined by a majority of the Independent Trustees.

The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free, 1-855-MDS-FUND (1-855-637-3863) or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program
The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  Ms. Anita M. Zagrodnik has been designated as the Trust’s Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to: determining that the Distributor and the Transfer Agent have established proper anti-money laundering procedures; reporting suspicious and/or fraudulent activity; and a complete and thorough review of all new account applications.  The Funds will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Funds may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Funds may be required to transfer the account or proceeds of the account to a governmental agency.

Portfolio Holdings Information
The Trust, on behalf of the Funds, has adopted portfolio holdings disclosure policies (the “Disclosure Policies”) that govern the timing and circumstances of disclosure of portfolio holdings of the Funds.  Information about the Funds’ portfolio holdings will not be distributed to any third party except in accordance with these Disclosure Policies.  The Board of Trustees considered the circumstances under which the Funds’ portfolio holdings may be disclosed under the Disclosure Policies, considering actual and potential material conflicts that could arise in such circumstances between the interests of the Funds’ shareholders and the interests of the Adviser, Distributor or any other affiliated person of the Funds.  After due consideration, the Board determined that the Funds have a legitimate business purpose for disclosing portfolio holdings to persons described in these Disclosure Policies.

Information about the Funds’ portfolio holdings will not be distributed to any third party except as described below:

•	the disclosure is required to respond to a regulatory request, court order or other legal proceedings;
•	the disclosure is to a mutual fund rating or evaluation services organization (such as Factset, Morningstar and Lipper), or statistical agency or person performing similar functions, or due diligence department of a broker-dealer or wirehouse, who has, if necessary, signed a confidentiality agreement, or is bound by applicable duties of confidentiality imposed by law, with the Fund;

Table of Contents - Statement of Additional Information

•	the disclosure is made to the Funds’ service providers who generally need access to such information in the performance of their contractual duties and responsibilities, and who are subject to duties of confidentiality imposed by law and/or contract, such as the Adviser, the Board of Trustees, the Funds’ independent registered public accountants, regulatory authorities, counsel to the Funds or the Board of Trustees, proxy voting service providers, financial printers involved in the reporting process, the fund administrator, fund accountant, transfer agent, or custodian of the Funds;
•	the disclosure is made by the Adviser’s trading desk to broker-dealers in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities; in addition, the Advisor’s trading desk may periodically distribute a holdings list (consisting of names only) to broker-dealers so that such brokers can provide the Adviser with order flow information;
•	the disclosure is made to institutional consultants evaluating a particular Fund on behalf of potential investors subject to a duty of confidentiality per contract;
•	the disclosure is (a) in connection with a quarterly, semi-annual or annual report that is available to the public or (b) relates to information that is otherwise available to the public (e.g. portfolio information that is available on the Funds’ website at least one day prior to the disclosure); or
•	the disclosure is made pursuant to prior written approval of the CCO, or other person so authorized, is for a legitimate business purpose and is in the best interests of the Funds’ shareholders.

For purposes of the Disclosure Policies, portfolio holdings information does not include descriptive information if that information does not present material risks of dilution, arbitrage, market timing, insider trading or other inappropriate trading for the Funds.  Information excluded from the definition of portfolio holdings information generally includes, without limitation: (i) descriptions of allocations among asset classes, regions, countries or industries/sectors; (ii) aggregated data such as average or median ratios, or market capitalization, performance attributions by industry, sector or country; or (iii) aggregated risk statistics.  It is the policy of the Trust to prohibit any person or entity from receiving any direct or indirect compensation or consideration of any kind in connection with the disclosure of information about the Funds’ portfolio holdings.

The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore.  In connection with the oversight responsibilities by the Board of Trustees, any documentation regarding decisions involving the non-public disclosure of portfolio holdings of the Funds to third parties must be provided to the full Board of Trustees or its authorized committee.  In addition, on a quarterly basis, the Board will review any disclosures of portfolio holdings outside of the permitted disclosures described above to address and conflicts between the interests of Fund shareholders and those of the Adviser or any other Fund affiliate.

Currently, approximately 15 calendar days following a calendar quarter, the Funds provide their quarterly portfolio holdings to rating and ranking organizations, including Lipper, a Thomson Reuters company, Morningstar, Inc., Standard & Poor’s Financial Services, LLC, Bloomberg L.P., Thomson Reuters Corporation, Vickers Stock Research Corporation and Capital-Bridge, Inc.  In addition, the Short Term U.S. Government Agency Income Fund will disclose its month-end portfolio holdings on the Funds’ website within five business days after each month.  The Equity Income Plus Fund also posts the quarterly top ten holdings and sector breakdown on the Funds’ website on or about the 20th business day of the month following a calendar quarter.  Portfolio holdings information may be separately provided to any person at the same time that it is filed with the SEC or one day after it is first published on the Funds’ website.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter, in the annual and semi-annual reports to Fund shareholders, and in the quarterly holdings report on Form N-Q.  These reports will be made available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

Table of Contents - Statement of Additional Information

Any suspected breach of this policy must be reported immediately to the CCO, or to the chief compliance officer of the Adviser who must report it to the CCO.  The Board of Trustees reserves the right to amend the Disclosure Policies at any time without prior notice in its sole discretion.

Determination of Net Asset Value
The NAV of each Fund’s shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) each business day.  The NYSE annually announces the days on which it will not be open for trading.  The most recent announcement indicates that it will not be open on the following days: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  However, the NYSE may close on days not included in that announcement.  If the NYSE closes early, the Fund will calculate the NAV at the closing time on that day.  If an emergency exists as permitted by the SEC, the NAV may be calculated at a different time.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Net Assets	=	Net Asset Value Per Share
Shares Outstanding

Generally, a Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser and the Valuation Committee pursuant to procedures approved by or under the direction of the Board of Trustees.

The Funds’ securities, including depositary receipts, which are traded on securities exchanges are valued at the last sale price on the exchange on the date as of which assets are valued.  All equity securities that are not traded on a listed exchange are priced on the basis of valuations provided by an approved pricing service or at the mean value between the bid and ask quotes where readily available.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.  Portfolio securities listed on the NASDAQ Stock Market LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued.  The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service.  Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained.  Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost.  If cost does not represent current market value the securities will be priced at fair value.

Table of Contents - Statement of Additional Information

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day.  All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

Additional Purchase and Redemption Information

The information provided below supplements the information contained in the Prospectus regarding the purchase and redemption of Fund shares.

How to Purchase Shares
You may purchase shares of the Funds directly from the Funds, or from securities brokers, dealers or other financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged.  The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries (and other authorized designees) are authorized to accept your order on behalf of the Funds (each an “Authorized Intermediary”).  If you transmit your purchase request to an Authorized Intermediary before the close of regular trading (generally 4:00 p.m., Eastern time) on a day that the NYSE is open for business, shares will be purchased at the next calculated NAV, after the Financial Intermediary receives the request.  Investors should check with their Financial Intermediary to determine if it is an Authorized Intermediary.

Shares are purchased at the next calculated NAV after the Transfer Agent or Authorized Intermediary receives your purchase request in good order, plus applicable sales charges for Investor Class shares of the Equity Income Plus Fund.  In most cases, in order to receive that day’s NAV, the Transfer Agent must receive your order in good order before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time).

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares, (ii) to reject purchase orders in whole or in part when in the judgment of the Adviser or the Distributor such rejection is in the best interest of the Funds, and (iii) to reduce or waive the minimum for initial and subsequent investments for certain fiduciary accounts or under circumstances where certain economies can be achieved in sales of the Funds’ shares.

You should always discuss the suitability of your investment with your broker-dealer or financial adviser.

How to Redeem Shares and Delivery of Redemption Proceeds
You may redeem your Fund shares any day the NYSE is open for regular trading, either directly with the Fund or through your Financial Intermediary.

Table of Contents - Statement of Additional Information

Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by the Transfer Agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of a Fund’s portfolio securities at the time of redemption or repurchase.

Telephone Redemptions
Shareholders with telephone transaction privileges established on their account may redeem Fund shares by telephone.  Upon receipt of any instructions or inquiries by telephone from the shareholder, the Funds or their authorized agents may carry out the instructions and/or respond to the inquiry consistent with the shareholder’s previously established account service options.  For joint accounts, instructions or inquiries from either party will be carried out without prior notice to the other account owners.  In acting upon telephone instructions, the Funds and their agents use procedures that are reasonably designed to ensure that such instructions are genuine.  These include recording all telephone calls, requiring pertinent information about the account and sending written confirmation of each transaction to the registered owner.

The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine.  If the Transfer Agent fails to employ reasonable procedures, the Funds and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions.  If these procedures are followed, however, to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request.  For additional information, contact the Transfer Agent.

Redemption in Kind
The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming during any 90-day period is in excess of the lesser of $250,000 or 1% of the net assets of a Fund, valued at the beginning of such period, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the net assets of the Fund in securities instead of cash.  If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash, and will bear any market risks associated with such securities until they are converted into cash.  For federal income tax purposes, redemptions made in kind are taxed in the same manner as redemptions made in cash.  In addition, sales of in-kind securities may generate taxable gains.

Federal Income Tax Matters
Each series of the Trust is treated as a separate entity for federal income tax purposes.  Each Fund, as a series of the Trust, intends to qualify and elect to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, provided that the Fund complies with all applicable requirements regarding the source of its income, diversification of its assets and timing and amount of its distributions.  Each Fund’s policy is to distribute to its shareholders all of its investment company taxable income and any net capital gain for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes on amounts distributed.  However, neither Fund can give assurances that its anticipated distributions will be sufficient to eliminate all taxes at the Fund level.  If a Fund does not qualify as a RIC and is unable to obtain relief from such failure, it would be taxed as a corporation and, in such case, it would be more beneficial for a shareholder to directly own the Fund’s underlying investments rather than indirectly owning the underlying investments through the Fund.

Table of Contents - Statement of Additional Information

To qualify as a RIC, a Fund must derive at least 90% of its gross income from “good income,” which includes: (1) dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies; (2) other income (including but not limited to gains from options, futures or forward contracts) derived with respect to the Fund’s business of investing in such stock, securities or foreign currencies; and (3) net income derived from an interest in a qualified publicly traded partnership.  Some Fund investments may produce income that will not qualify as good income for purposes of this annual gross income requirement.  There can be no assurance that a Fund will satisfy all requirements to be taxed as a RIC.

A Fund will be subject to a 4% federal excise tax if it fails to make actual or deemed distributions by December 31 of each calendar year of: (i) at least 98% of its ordinary income for such year; (ii) at least 98.2% of its capital gain net income for the 12‑month period ending on October 31 during such year (reduced by any net ordinary losses, but not below the Fund’s net capital gain for that period); and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax.

Investment company taxable income generally consists of interest, dividends, and net short-term capital gain, less expenses.  Net capital gain is the excess of the net long-term gain from a Fund’s sales or exchanges of capital assets over the net short-term loss from such sales or exchanges, taking into account any capital loss carryforward of the Fund.  At May 31, 2016, the Short Term U.S. Government Agency Income Fund had short-term capital loss carryovers of $3,657,915 and had long-term capital loss carryovers of $543,475.  These losses will be carried forward indefinitely to offset future realized capital gains.  To the extent the Funds realize future net capital gains, taxable distributions to their shareholders will be offset by any unused capital loss carryovers.  Any future capital gains realized by a Fund may be offset by that Fund’s unused capital loss carryforwards.  Any future capital losses realized by a Fund in any taxable year may be carried forward indefinitely and will generally retain its character as short-term or long-term.

Distributions of investment company taxable income are taxable to shareholders as ordinary income (for non-corporate shareholders, currently taxable at a maximum federal income tax rate of 39.6%).  For non-corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may consist of “qualified dividend income” eligible for taxation at the reduced federal income tax rates applicable to long-term capital gains to the extent that the amount distributed is attributable to and reported as “qualified dividend income” and the shareholder meets certain holding period requirements with respect to its Fund shares.  For corporate shareholders, a portion of a Fund’s distributions of investment company taxable income may qualify for the intercorporate dividends‑received deduction to the extent such Fund receives dividends directly or indirectly from U.S. corporations, reports the amount distributed as eligible for deduction and the shareholder meets certain holding period requirements with respect to its shares.  The aggregate amount so reported to either non-corporate or corporate shareholders cannot, however, exceed the aggregate amount of such dividends received by a Fund for its taxable year.

Distributions of net capital gain are taxable as long-term capital gain regardless of the length of time Fund shares have been held.  For non-corporate shareholders, long-term capital gain is currently taxed at a maximum federal income tax rate of 20%.  Distributions of net capital gain are not eligible for “qualified dividend income” treatment or the dividends-received deduction referred to in the previous paragraph.

Table of Contents - Statement of Additional Information

Distributions of investment company taxable income and net capital gain will be taxable as described above whether received in additional Fund shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record and paid the following January are taxable as if received on December 31.  Distributions are generally includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

Certain individuals, trusts and estates may be subject to a net investment income (“NII”) tax of 3.8% (in addition to the regular income tax).  The NII tax is imposed on the lesser of: (i) a taxpayer’s investment income, net of deductions properly allocable to such income; or (ii) the amount by which the taxpayer’s modified adjusted gross income exceeds certain thresholds ($250,000 for married individuals filing jointly, $200,000 for unmarried individuals and $125,000 for married individuals filing separately).  The Funds’ distributions are includable in a shareholder’s investment income for purposes of this NII tax.  In addition, any capital gain realized by a shareholder upon the sale, exchange or redemption of Fund shares is includable in such shareholder’s investment income for purposes of this NII tax.

A sale, redemption or exchange of Fund shares, whether for cash or in-kind proceeds, may result in recognition of a taxable capital gain or loss.  Gain or loss realized upon a sale, redemption or exchange of Fund shares will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and, if held for one year or less, as short-term capital gain or loss.  However, any loss realized upon a sale, redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received or deemed to be received with respect to such shares.  In determining the holding period of such shares for this purpose, any period during which the shareholder’s risk of loss is offset by means of options, short sales, or similar transactions is not counted.  Any loss realized upon a sale, redemption or exchange may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the sale, redemption or exchange.  If a shareholder’s loss is disallowed under the wash sale rules, the basis of the new shares will be increased to preserve the loss until a future sale, redemption or exchange of the shares.

Under the Foreign Account Tax Compliance Act (“FATCA”), the Funds may be required to withhold a generally nonrefundable 30% tax on (i) distributions of investment company taxable income, and (ii) distributions of net capital gain and the gross proceeds of a sale, exchange, or redemption of Fund shares paid after December 31, 2018 to (A) certain “foreign financial institutions” unless such foreign financial institution agrees to verify, monitor, and report to the IRS the identity of certain of its accountholders, among other items (unless such entity is otherwise deemed compliant under the terms of an intergovernmental agreement with the United States), and (B) certain “non-financial foreign entities” unless such entity certifies to the Fund that it does not have any substantial U.S. owners or provides the name, address, and taxpayer identification number of each substantial U.S. owner, among other items.  This FATCA withholding tax could also affect a Fund’s return on its investments in foreign securities or affect a shareholder’s return if the shareholder holds its Fund shares through a foreign intermediary.  You are urged to consult your tax adviser regarding the application of this FATCA withholding tax to your investment in a Fund and the potential certification, compliance, due diligence, reporting, and withholding obligations to which you may become subject in order to avoid this withholding tax.

Except in the case of certain exempt shareholders, if a shareholder does not furnish a Fund with its correct Social Security Number or taxpayer identification number and certain certifications or the Fund receives notification from the Internal Revenue Service (“IRS”) requiring backup withholding, the Fund is required by federal law to withhold federal income tax from the shareholder’s distributions and redemption proceeds at a rate of 28% for U.S. residents.

Table of Contents - Statement of Additional Information

Foreign taxpayers (including nonresident aliens) are generally subject to a withholding tax at a flat rate of 30% on U.S. source income.  This withholding rate may be lower under the terms of a tax convention.

The portion of Fund distributions, if any, derived from interest on certain U.S. government securities may be exempt from state and local taxes, subject in certain states to minimum investment or reporting requirements that the Fund must meet.

This section is not intended to be a full discussion of federal income tax laws and the effect of such laws on you.  There may be other federal, state, foreign or local tax considerations applicable to a particular investor.

Distributions
Each Fund will receive income primarily in the form of interest and dividends earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be distributed to the Fund’s shareholders.

The amount of a Fund’s distributions is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board of Trustees.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in their shares.

A Fund may also realize capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain that a Fund may realize from transactions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any capital loss carryforwards) will be distributed with net investment income.  If during any year a Fund realizes a net gain on transactions involving investments held for the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, such Fund will have a net long‑term capital gain.  After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital loss carryforwards) will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time that the shares may have been held by the shareholder.  Net capital losses realized by a Fund may be carried forward indefinitely, and will generally retain their character as short-term or long-term capital losses.  For more information concerning applicable capital gains tax rates, please consult your tax adviser.

Any distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the distribution per share.  Accordingly, a distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to federal income taxes.

Distributions will be made in the form of additional shares of the Funds unless the shareholder has otherwise indicated.  Investors have the right to change their elections with respect to the reinvestment of distributions by notifying the Transfer Agent in writing.  However, any such change will be effective only as to distributions for which the record date is five or more business days after the Transfer Agent has received the written request.

Cost Basis Reporting
The Funds are required to report to certain shareholders and the IRS the cost basis of Fund shares when the shareholder subsequently sells, redeems or exchanges such shares.  This reporting requirement does not apply to shares acquired prior to January 1, 2012 or to shares held through a tax-deferred arrangement, such as a 401(k) plan or an IRA, or to shares held by tax-exempt organizations, financial institutions, corporations (other than S corporations), banks, credit unions and certain other entities and governmental bodies (“non-covered shares”).  The Funds are not required to determine or report a shareholder’s cost basis in non-covered shares and are not responsible for the accuracy or reliability of any information provided for non-covered shares.

Table of Contents - Statement of Additional Information

The cost basis of a share is generally its purchase price adjusted for distributions, returns of capital, and other corporate actions.  Cost basis is used to determine whether the sale, exchange or redemption of a share results in a capital gain or loss.  If you sell, exchange or redeem covered shares during any year, then the Funds will report the gain or loss, cost basis, and holding period of such covered shares to the IRS and you on Form 1099.

A cost basis method is the method by which a Fund determines which specific covered shares are deemed to be sold, exchanged or redeemed when a shareholder sells, exchanges or redeems less than its entire holding of Fund shares and has made multiple purchases of Fund shares on different dates at differing net asset values.  If a shareholder does not affirmatively elect a cost basis method, each Fund will use the high cost method, which deems shares with the highest cost basis to be the shares sold, exchanged or redeemed first.  Each shareholder may elect in writing (and not over the telephone) any alternate IRS-approved cost basis method to calculate the cost basis in its covered shares.  The default cost basis method applied by the Funds or the alternate method elected by a shareholder may not be changed after the settlement date of a sale, exchange or redemption of Fund shares.

If you hold Fund shares through a broker (or another nominee), please contact that broker or nominee with respect to the reporting of cost basis and available elections for your account.

You are encouraged to consult your tax adviser regarding the application of these cost basis reporting rules and, in particular, which cost basis calculation method you should elect.

Financial Statements
The audited financial statements, accompanying notes and report of the independent registered public accounting firm appearing in the Funds’ 201 6 Annual Report to Shareholders, are incorporated by reference in this SAI.

Table of Contents - Statement of Additional Information

TRUST FOR PROFESSIONAL MANAGERS
PART C

M.D. SASS FUNDS

OTHER INFORMATION

Item 28.          Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

		(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)
Amended and Restated By-Laws were previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)	(i)
Amended and Restated Investment Advisory Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 401 to its Registration Statement on Form N-1A with the SEC on September 26, 2013, and is incorporated by reference.

		(ii)
First Amendment to the Amended and Restated Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 514 to its Registration Statement on Form N-1A with the SEC on September 25, 2015, and is incorporated by reference.

	(2)	(i)
Investment Advisory Agreement with respect to the M.D. Sass Equity Income Plus Fund was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

(e)	(1)	(i)
Distribution Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

		(ii)
Distribution Agreement with respect to the M.D. Sass Equity Income Plus Fund was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.
		(ii)
First Amendment to the Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

1

(h)			Other Material Contracts.
	(1)	(i)
Fund Administration Servicing Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

(ii)
First Amendment to the Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

	(2)	(i)
Transfer Agent Servicing Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

(ii)
First Amendment to the Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

	(3)	(i)
Fund Accounting Servicing Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

(ii)
First Amendment to the Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 544 to its Registration Statement on Form N-1A with the SEC on March 21, 2016, and is incorporated by reference.
	(5)	(i)
Amended and Restated Operating Expense Limitation Agreement with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 358 to its Registration Statement on Form N-1A with the SEC on February 19, 2013, and is incorporated by reference.

(ii)
First Amendment to the Amended and Restated Operating Expense Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 514 to its Registration Statement on Form N-1A with the SEC on September 25, 2015, and is incorporated by reference.

	(6)	(i)
Amended and Restated Operating Expense Limitation Agreement with respect to the M.D. Sass Equity Income Plus Fund was previously filed with Registrant’s Post-Effective Amendment No. 489 to its Registration Statement on Form N-1A with the SEC on March 23, 2015, and is incorporated by reference.

(i)			Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

(2)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 385 to its Registration Statement on Form N-1A with the SEC on June 27, 2013, and is incorporated by reference.

(3)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 489 to its Registration Statement on Form N-1A with the SEC on March 23, 2015, and is incorporated by reference.

	(4)		Consent of Counsel — Filed Herewith.
(j)			Other Opinions.
	(1)		Consent of Independent Registered Public Accounting Firm — Filed Herewith.

2

(k)			Omitted Financial Statements – Not Applicable.
(l)
Agreement Relating to Initial Capital with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.

(m)	(1)
Rule 12b-1 Plan with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 248 to its Registration Statement on Form N-1A with the SEC on June 27, 2011, and is incorporated by reference.

	(2)
Amended and Restated Shareholder Servicing Plan with respect to the M.D. Sass Equity Income Plus Fund was previously filed with Registrant’s Post-Effective Amendment No. 489 to its Registration Statement on Form N-1A with the SEC on March 23, 2015, and is incorporated by reference.

(n)	(1)	(i)
Amended and Restated Rule 18f-3 Multiple Class Plan with respect to the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund was previously filed with Registrant’s Post-Effective Amendment No. 458 to its Registration Statement on Form N-1A with the SEC on September 23, 2014, and is incorporated by reference.

		(ii)
Amended and Restated Rule 18f-3 Multiple Class Plan with respect to the M.D. Sass Equity Income Plus Fund was previously filed with Registrant’s Post-Effective Amendment No. 489 to its Registration Statement on Form N-1A with the SEC on March 23, 2015, and is incorporated by reference.

(o)			Reserved.
(p)			Code of Ethics.
	(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 523 to its Registration Statement on Form N-1A with the SEC on December 14, 2015, and is incorporated by reference.

	(2)		Code of Ethics for Fund and Adviser — Filed Herewith.
	(3)
Code of Ethics for Principal Underwriter was previously filed with Registrant’s Post-Effective Amendment No. 430 to its Registration Statement on Form N-1A with the SEC on March 21, 2014, and is incorporated by reference.

Item 29.          Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.          Indemnification

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

3

Item 31.          Business and Other Connections of Investment Adviser

M.D. Sass Investors Services, Inc. (the “Adviser”) serves as the investment adviser for the M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund (the “Fund”).  The principal business address of the Adviser is 1185 Avenue of the Americas, 18th Floor, New York, New York 10036.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 30, 2016.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

M.D. Sass, LLC (the “Adviser”) serves as the investment adviser for the M.D. Sass Equity Income Plus Fund (the “Fund”).  The principal business address of the Adviser is 1185 Avenue of the Americas, 18th Floor, New York, New York 10036.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 30, 2016.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.          Principal Underwriter.

(a)          Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Kirr Marbach Partners Funds, Inc.
Aegis Funds	LKCM Funds
Allied Asset Advisors Funds	LoCorr Investment Trust
Alpha Architect ETF Trust	Lord Asset Management Trust
Alpine Equity Trust	MainGate Trust
Alpine Income Trust	Managed Portfolio Series
Alpine Series Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Value Fund, Inc.
Appleton Funds	Merger Fund
Barrett Opportunity Fund, Inc.	Monetta Trust
Bridge Builder Trust	Nicholas Family of Funds, Inc.
Bridges Investment Fund, Inc.	Oaktree Funds
Brookfield Investment Funds	Permanent Portfolio Family of Funds, Inc.
Brown Advisory Funds	Perritt Funds, Inc.
Buffalo Funds	PRIMECAP Odyssey Funds
CG Funds Trust	Professionally Managed Portfolios
Compass EMP Funds Trust	Prospector Funds, Inc.
DoubleLine Funds Trust	Provident Mutual Funds, Inc.
ETF Series Solutions	Purisima Funds
Evermore Funds Trust	Rainier Investment Management Mutual Funds
FactorShares Trust	RBC Funds Trust
First American Funds, Inc.	Series Portfolio Trust
FundX Investment Trust	Stone Ridge Trust
Glenmede Fund, Inc.	Stone Ridge Trust II
Glenmede Portfolios	Stone Ridge Trust III
Greenspring Fund, Inc.	Thompson IM Funds, Inc.
Guinness Atkinson Funds	Trust for Professional Managers
Harding Loevner Funds, Inc.	Trust for Advised Portfolios

4

Hennessy Funds Trust	USA Mutuals
Horizon Funds	Wall Street EWM Funds Trust
Hotchkis & Wiley Funds	Westchester Capital Funds
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
IronBridge Funds, Inc.	YCG Funds
Jacob Funds, Inc.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	Chairperson and Trustee
Robert Kern(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Teresa Cowan(1)	Senior Vice President, Assistant Secretary	None
Brett Scribner(3)	Assistant Treasurer	None

(1)  This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202.
(2)  This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.
(3)  This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c)          Not applicable.

Item 33.          Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	M.D. Sass Investors Services, Inc. 1185 Avenue of the Americas, 18th Floor New York, NY 10036
M.D. Sass, LLC 1185 Avenue of the Americas, 18th Floor New York, NY 10036
Registrant’s Custodian	U.S. Bank, National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202

5

Item 34.          Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.          Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.
6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 572 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 572 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 22nd day of September, 2016.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
John P. Buckel
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 572 to its Registration Statement has been signed below on September 22, 2016 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson and Interested Trustee
Michael D. Akers* Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
/s/ John P. Buckel John P. Buckel	President and Principal Executive Officer
Jennifer A. Lima* Jennifer A. Lima	Vice President, Treasurer and Principal Financial and Accounting Officer
* By:        /s/ John P. Buckel
John P. Buckel
* Attorney-in-Fact pursuant to Power of Attorney
previously filed with Registrant’s Post-Effective
Amendment No. 544 to its Registration Statement
on Form N-1A with the SEC on March 21, 2016,
and is incorporated by reference.

7

EXHIBIT INDEX

Exhibit	Exhibit No.
Consent of Counsel	EX-99.i.4
Consent of Independent Registered Public Accounting Firm	EX-99.j.1
Code of Ethics for Fund and Adviser	EX-99.p.2
8